UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds (Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309 (Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2018
Date of reporting period:	March 31, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2018 (unaudited)

COMMON STOCKS - 98.53%	Shares Held	Value

Aerospace & Defense - 1.81%
Boeing Co/The	39,204	$12,854,208

Airlines - 1.48%
Alaska Air Group Inc	170,311	10,552,470

Auto Manufacturers - 3.68%
Nissan Motor Co Ltd	1,138,800	11,713,891
PACCAR Inc	218,101	14,431,743
		$26,145,634

Auto Parts & Equipment - 5.10%
Autoliv Inc	57,117	8,335,655
Bridgestone Corp	358,400	15,588,320
Magna International Inc	218,719	12,319,974
		$36,243,949

Banks - 7.86%
Banco Bilbao Vizcaya Argentaria SA	792,103	6,265,979
BNP Paribas SA	187,593	13,888,665
ING Groep NV	528,966	8,916,865
JPMorgan Chase & Co	132,197	14,537,704
PacWest Bancorp	247,619	12,264,569
		$55,873,782

Beverages - 4.09%
Ambev SA ADR	1,834,909	13,339,788
Diageo PLC	465,846	15,764,405
		$29,104,193

Biotechnology - 1.03%
CSL Ltd	61,539	7,347,819

Chemicals - 5.78%
Albemarle Corp	55,623	5,158,477
Croda International PLC	215,565	13,815,361
Givaudan SA	4,758	10,829,925
Incitec Pivot Ltd	933,348	2,516,171
Petronas Chemicals Group Bhd	4,144,900	8,733,437
		$41,053,371

Commercial Services - 3.96%
Experian PLC	414,335	8,937,677
RELX NV	264,673	5,480,972
Ritchie Bros Auctioneers Inc	435,578	13,707,640
		$28,126,289

Computers - 2.31%
Apple Inc	97,893	16,424,488

Construction Materials - 1.70%
James Hardie Industries PLC	687,143	12,069,871

Diversified Financial Services - 2.25%
Deutsche Boerse AG	117,611	16,005,415

Electric - 1.47%
CLP Holdings Ltd	1,024,000	10,425,081

Electronics - 2.08%
TE Connectivity Ltd	147,855	14,770,714

Food - 2.62%
B&G Foods Inc	271,346	6,430,900
Danone SA	150,629	12,182,491
		$18,613,391

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Gas - 1.92%
Rubis SCA	189,622	$13,684,237

Household Products/Wares - 2.78%
Avery Dennison Corp	57,278	6,085,788
Reckitt Benckiser Group PLC	161,884	13,704,624
		$19,790,412

Insurance - 4.81%
Beazley PLC	1,251,897	10,064,243
Chubb Ltd	74,230	10,152,437
Swiss Re AG	137,317	13,973,010
		$34,189,690

Machinery - Diversified - 0.13%
AG Growth International Inc	21,601	901,362

Multi-National - 1.76%
Banco Latinoamericano de Comercio Exterior SA	439,709	12,531,707

Oil & Gas - 6.78%
Chevron Corp	140,107	15,977,802
Royal Dutch Shell PLC, Class B	523,846	16,734,956
Vermilion Energy Inc	480,802	15,502,398
		$48,215,156

Oil & Gas Services - 1.14%
Schlumberger Ltd	125,332	8,119,007

Pharmaceuticals - 8.14%
GlaxoSmithKline PLC	681,415	13,326,999
Novo Nordisk A/S, Class B	264,673	12,996,437
Pfizer Inc	412,406	14,636,289
Roche Holding AG	73,584	16,864,283
		$57,824,008

Real Estate - 1.97%
Daito Trust Construction Co Ltd	82,600	13,980,790

REITs - 2.27%
Annaly Capital Management Inc	580,219	6,051,684
Omega Healthcare Investors Inc	372,801	10,080,539
		$16,132,223

Retail - 0.93%
Nordstrom Inc	136,462	6,606,125

Semiconductors - 4.98%
Microchip Technology Inc	158,659	14,495,086
Taiwan Semiconductor Manufacturing Co Ltd ADR	477,568	20,898,376
		$35,393,462

Software - 7.10%
Broadridge Financial Solutions Inc	67,697	7,425,684
j2 Global Inc	142,667	11,259,279
Microsoft Corp	244,673	22,331,305
SAP SE	90,290	9,439,938
		$50,456,206

Telecommunications - 2.86%
BCE Inc	317,409	13,658,676
Telenor ASA	119,169	2,690,834
Vodacom Group Ltd	310,390	4,013,211
		$20,362,721

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Toys, Games & Hobbies - 1.78%
Hasbro Inc	149,965	$12,642,050
Transportation - 1.96%
Union Pacific Corp	103,386	13,898,180
TOTAL COMMON STOCKS		$700,338,011
Total Investments		$700,338,011
Other Assets and Liabilities - 1.47%		$10,415,032
TOTAL NET ASSETS - 100%		$710,753,043

Portfolio Summary (unaudited)

Country	Percent
United States	34.09%
United Kingdom	11.41%
Switzerland	9.37%
Canada	7.89%
Japan	5.81%
France	5.59%
Netherlands	3.61%
Germany	3.58%
Taiwan	2.94%
Brazil	1.88%
Denmark	1.83%
Panama	1.76%
Ireland	1.70%
Hong Kong	1.47%
Australia	1.39%
Malaysia	1.23%
Sweden	1.17%
Spain	0.88%
South Africa	0.56%
Norway	0.37%
Other Assets and Liabilities	1.47%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
	Principal Contrarian Value Index	ETF
March 31, 2018 (unaudited)

COMMON S TOCKS - 99.59%			S hares Held	Value

Advertising - 0.18%
Interpublic Group of Cos Inc/The			414	$9,534

Aerospace & Defense - 1.25%
Curtiss-Wright Corp			72	9,725
L3 Technologies Inc			109	22,672
Teledyne Technologies Inc (a)			122	22,835
United Technologies Corp			72	9,059
				$64,291

Agriculture - 0.67%
Archer-Daniels-M idland Co			796	34,523

Airlines - 0.80%
JetBlue Airways Corp (a)			1,558	31,659
Southwest Airlines Co			168	9,623
				$41,282

Apparel - 1.97%
Columbia Sportswear Co			299	22,853
Ralph Lauren Corp			313	34,994
Skechers U.S.A. Inc (a)			553	21,506
Under Armour Inc, Class A (a)			1,364	22,301
				$101,654

Auto Manufacturers - 0.41%
PACCAR Inc			316	20,910

Auto Parts & Equipment - 1.03%
BorgWarner Inc			461	23,156
Goodyear Tire & Rubber Co/The			1,133	30,115
				$53,271

Banks - 7.41%
Associated Banc-Corp			1,000	24,850
Bank of America Corp			769	23,062
Bank of New York M ellon Corp/The			291	14,995
BankUnited Inc			411	16,432
BB&T Corp			305	15,872
Chemical Financial Corp			300	16,404
Citigroup Inc			327	22,073
Fifth Third Bancorp			501	15,907
First Citizens BancShares Inc			41	16,943
First Hawaiian Inc			255	7,097
First Horizon National Corp			373	7,024
FNB Corp			1,761	23,685
Hancock Holding Co			320	16,544
Huntington Bancshares Inc			453	6,840
JPM organ Chase & Co			61	6,708
KeyCorp			336	6,569
M B Financial Inc			404	16,354
M organ Stanley			295	15,918
PNC Financial Services Group Inc/The			105	15,880
Regions Financial Corp			853	15,849
SunTrust Banks Inc			238	16,194
UM B Financial Corp			97	7,022
Umpqua Holdings Corp			1,159	24,814
Wells Fargo & Co			122	6,394
Wintrust Financial Corp			84	7,228
Zions Bancorp			302	15,924
				$382,582

Biotechnology - 1.43%
Alexion Pharmaceuticals Inc (a)			192	21,400

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	S hares Held	Value

Biotechnology (continued)
Bio-Rad Laboratories Inc, Class A (a)	123	$30,760
United Therapeutics Corp (a)	195	21,910
		$74,070

Chemicals - 1.61%
Air Products & Chemicals Inc	60	9,542
Albemarle Corp	96	8,903
Cabot Corp	375	20,895
Eastman Chemical Co	328	34,630
Univar Inc (a)	336	9,324
		$83,294

Commercial S ervices - 2.66%
AM ERCO	96	33,130
CoreLogic Inc (a)	213	9,634
CoStar Group Inc (a)	28	10,155
Deluxe Corp	136	10,065
Euronet Worldwide Inc (a)	115	9,076
M anpowerGroup Inc	191	21,984
Quanta Services Inc (a)	960	32,976
WEX Inc (a)	65	10,180
		$137,200

Computers - 2.69%
Cognizant Technology Solutions Corp, Class A	119	9,579
Conduent Inc (a)	1,750	32,620
DXC Technology Co	320	32,170
Hewlett Packard Enterprise Co	1,764	30,941
Leidos Holdings Inc	358	23,413
Lumentum Holdings Inc (a)	159	10,144
		$138,867

Construction Materials - 3.03%
Eagle M aterials Inc	96	9,893
Fortune Brands Home & Security Inc	160	9,422
Johnson Controls International PLC	902	31,787
Louisiana-Pacific Corp	1,151	33,114
M artin M arietta M aterials Inc	111	23,010
USG Corp (a)	677	27,364
Vulcan M aterials Co	192	21,921
		$156,511

Distribution/Wholesale - 0.42%
LKQ Corp (a)	573	21,745

Diversified Financial S ervices - 0.61%
Legg M ason Inc	618	25,122
Stifel Financial Corp	111	6,574
		$31,696

Electric - 0.69%
M DU Resources Group Inc	1,258	35,425

Electronics - 4.52%
Avnet Inc	768	32,072
Corning Inc	1,128	31,449
FLIR Systems Inc	198	9,902
Garmin Ltd	382	22,511
Gentex Corp	996	22,928
Jabil Inc	1,211	34,792
Keysight Technologies Inc (a)	481	25,199
PerkinElmer Inc	296	22,413
TE Connectivity Ltd	94	9,391

See accompanying notes.

Schedule of Investments
	Principal Contrarian Value Index	ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)			S hares Held	Value

Electronics (continued)
Woodward Inc			319	$22,859
				$233,516

Engineering & Construction - 1.71%
EM COR Group Inc			296	23,067
Fluor Corp			577	33,016
Jacobs Engineering Group Inc			542	32,060
				$88,143

Entertainment - 0.39%
Cinemark Holdings Inc			531	20,003

Environmental Control - 0.43%
Republic Services Inc			337	22,319

Food - 3.49%
Conagra Brands Inc			268	9,884
Flowers Foods Inc			1,091	23,849
Hain Celestial Group Inc/The (a)			943	30,242
Hormel Foods Corp			299	10,262
Ingredion Inc			75	9,669
JM Smucker Co/The			262	32,491
Kroger Co/The			358	8,570
Pinnacle Foods Inc			419	22,668
Tyson Foods Inc, Class A			445	32,569
				$180,204

Food S ervice - 0.18%
Aramark			232	9,178

Forest Products & Paper - 0.17%
International Paper Co			163	8,709

Hand/Machine Tools - 1.23%
Regal Beloit Corp			454	33,301
Snap -on Inc			142	20,951
Stanley Black & Decker Inc			61	9,345
				$63,597

Healthcare - Products - 4.60%
Baxter International Inc			143	9,301
Cooper Cos Inc/The			98	22,423
Danaher Corp			338	33,094
DENTSPLY SIRONA Inc			585	29,431
Henry Schein Inc (a)			147	9,880
Hill-Rom Holdings Inc			116	10,092
Hologic Inc (a)			250	9,340
ICU M edical Inc (a)			98	24,735
M edtronic PLC			414	33,211
NuVasive Inc (a)			200	10,442
Patterson Cos Inc			1,039	23,097
Thermo Fisher Scientific Inc			110	22,711
				$237,757

Healthcare - S ervices - 3.71%
Anthem Inc			141	30,978
Centene Corp (a)			326	34,840
Cigna Corp			49	8,219
Humana Inc			36	9,678
Laboratory Corp of America Holdings (a)			190	30,732
M olina Healthcare Inc (a)			134	10,878
Quest Diagnostics Inc			222	22,267
Universal Health Services Inc, Class B			291	34,457

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	S hares Held	Value

Healthcare - S ervices (continued)
WellCare Health Plans Inc (a)	50	$9,681
		$191,730

Holding Companies - Diversified - 0.60%
Leucadia National Corp	1,367	31,072

Home Builders - 0.67%
DR Horton Inc	792	34,721

Household Products - 0.62%
Edgewell Personal Care Co (a)	654	31,928
Insurance - 6.97%
Alleghany Corp	41	25,192
Arch Capital Group Ltd (a)	80	6,847
Assurant Inc	292	26,692
Athene Holding Ltd (a)	523	25,005
Axis Capital Holdings Ltd	501	28,843
Berkshire Hathaway Inc, Class B (a)	80	15,958
Cincinnati Financial Corp	95	7,055
CNO Financial Group Inc	1,095	23,729
Enstar Group Ltd (a)	84	17,661
Hanover Insurance Group Inc/The	66	7,781
Hartford Financial Services Group Inc/The	135	6,955
Lincoln National Corp	324	23,671
Loews Corp	501	24,915
M etLife Inc	534	24,505
M GIC Investment Corp (a)	515	6,695
Old Republic International Corp	1,232	26,426
Radian Group Inc	346	6,588
Travelers Cos Inc/The	51	7,082
Unum Group	325	15,473
White M ountains Insurance Group Ltd	31	25,498
WR Berkley Corp	104	7,561
		$360,132

Internet - 0.74%
Expedia Group Inc	92	10,158
Symantec Corp	369	9,539
TripAdvisor Inc (a)	242	9,895
Twitter Inc (a)	304	8,819
		$38,411

Iron & S teel - 1.62%
Nucor Corp	502	30,667
Reliance Steel & Aluminum Co	366	31,381
Steel Dynamics Inc	489	21,624
		$83,672

Leisure Time - 1.09%
Brunswick Corp	395	23,459
Carnival Corp	497	32,593
		$56,052

Machinery - Construction & Mining - 0.82%
Oshkosh Corp	287	22,177
Terex Corp	545	20,388
		$42,565

Machinery - Diversified - 1.88%
AGCO Corp	493	31,971
Cummins Inc	57	9,239
Flowserve Corp	534	23,139

See accompanying notes.

Schedule of Investments
	Principal Contrarian Value Index	ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)			Shares Held	Value

Machinery - Diversified (continued)
Roper Technologies Inc			35	$9,824
Wabtec Corp			278	22,629
				$96,802

Media - 2.50%
Comcast Corp, Class A			625	21,356
Discovery Communications Inc (a)			1,348	28,888
DISH Network Corp (a)			542	20,536
Liberty Broadband Corp (a)			81	6,941
Liberty M edia Corp -Liberty Braves (a)			422	9,630
News Corp			2,033	32,122
Walt Disney Co/The			94	9,441
				$128,914

Metal Fabrication & Hardware	- 1.10%
Timken Co/The			749	34,155
Valmont Industries Inc			154	22,530
				$56,685

Mining - 1.51%
Freeport-M cMoRan Inc (a)			521	9,154
Newmont M ining Corp			859	33,561
Royal Gold Inc			410	35,207
				$77,922

Miscellaneous Manufacture - 4.58%
AptarGroup Inc			108	9,702
Carlisle Cos Inc			220	22,970
Colfax Corp (a)			1,032	32,921
Crane Co			105	9,738
Dover Corp			97	9,527
Eaton Corp PLC			410	32,763
Hexcel Corp			144	9,301
Ingersoll-Rand PLC			255	21,805
ITT Inc			451	22,090
Textron Inc			553	32,611
Trinity Industries Inc			1,018	33,217
				$236,645

Oil & Gas - 1.49%
Continental Resources Inc (a)			204	12,026
EOG Resources Inc			96	10,106
Exxon M obil Corp			437	32,604
Occidental Petroleum Corp			345	22,411
				$77,147

Oil & Gas S ervices - 1.34%
Baker Hughes a GE Co			1,251	34,740
National Oilwell Varco Inc			935	34,418
				$69,158

Packaging & Containers - 1.63%
Ball Corp			243	9,650
Bemis Co Inc			220	9,574
Graphic Packaging Holding Co			633	9,717
Sonoco Products Co			471	22,843
WestRock Co			503	32,277
				$84,061

Pharmaceuticals - 3.48%
Abbott Laboratories			375	22,470
Cardinal Health Inc			474	29,710

See accompanying notes.

Schedule of Investments
	Principal Contrarian Value Index	ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)			Shares Held	Value

Pharmaceuticals (continued)
CVS Health Corp			485	$30,172
Express Scripts Holding Co (a)			438	30,257
Jazz Pharmaceuticals PLC (a)			156	23,555
M cKesson Corp			152	21,412
Pfizer Inc			622	22,075
				$179,651

REITs - 4.41%
American Campus Communities Inc			195	7,531
American Homes 4 Rent			1,287	25,843
Apple Hospitality REIT Inc			975	17,131
Cousins Properties Inc			1,987	17,247
Equity Commonwealth (a)			840	25,763
Hudson Pacific Properties Inc			525	17,078
Invitation Homes Inc			761	17,374
Kimco Realty Corp			1,107	15,941
LaSalle Hotel Properties			676	19,611
Omega Healthcare Investors Inc			279	7,544
Senior Housing Properties Trust			1,094	17,132
SL Green Realty Corp			73	7,068
Sunstone Hotel Investors Inc			492	7,488
VEREIT Inc			3,605	25,091
				$227,842

Retail - 2.43%
CarM ax Inc (a)			156	9,663
Casey's General Stores Inc			87	9,550
Genuine Parts Co			105	9,433
PVH Corp			230	34,829
Target Corp			300	20,829
Walgreens Boots Alliance Inc			328	21,474
Walmart Inc			108	9,609
Williams-Sonoma Inc			187	9,866
				$125,253

S avings & Loans - 1.25%
Investors Bancorp Inc			1,227	16,736
New York Community Bancorp Inc			1,813	23,623
People's United Financial Inc			1,290	24,072
				$64,431

S emiconductors - 3.71%
Analog Devices Inc			251	22,874
Cypress Semiconductor Corp			1,295	21,963
Intel Corp			459	23,905
M arvell Technology Group Ltd			1,396	29,316
M KS Instruments Inc			203	23,477
ON Semiconductor Corp (a)			945	23,115
Qorvo Inc (a)			410	28,884
QUALCOM M Inc			149	8,256
Teradyne Inc			214	9,782
				$191,572

S oftware - 2.54%
Akamai Technologies Inc (a)			335	23,778
CA Inc			935	31,696
Fidelity National Information Services Inc			236	22,727
j2 Global Inc			131	10,339
Oracle Corp			191	8,738
SS&C Technologies Holdings Inc			457	24,513

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)		Shares Held	Value

S oftware (continued)
Synopsys Inc (a)		115	$9,573
			$131,364

Telecommunications - 2.28%
AT&T Inc		904	32,228
Cisco Systems Inc		505	21,659
Juniper Networks Inc		1,278	31,094
LogM eIn Inc		284	32,816
			$117,797

Transportation - 3.04%
CSX Corp		421	23,454
FedEx Corp		39	9,364
Kansas City Southern		321	35,262
Norfolk Southern Corp		236	32,044
Ryder System Inc		457	33,265
XPO Logistics Inc (a)		230	23,416
			$156,805

TOTAL COM MON STOCKS			$5,142,613
Total Investments			$5,142,613
Other Assets and Liabilities - 0.41%			$21,275
TOTAL NET AS S ETS - 100%			$5,163,888

(a) Non-income producing security

Portfolio S ummary (unaudited)
Sector	Percent
Industrial	25.21%
Financial	21.26%
Consumer, Non-cyclical	20.66%
Consumer, Cyclical	9.38%
Technology	8.94%
Communications	5.71%
Basic M aterials	4.91%
Energy	2.83%
Utilities	0.69%
Other Assets and Liabilities	0.41%
TOTAL NET AS S ETS	100.00%

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2018 (unaudited)

COMMON S TOCKS - 21.02%	Shares Held	Value

Banks - 5.70%
Bank of Hawaii Corp	21,255	$1,766,290
Bank of Nova Scotia/The	31,780	1,960,826
Columbia Banking System Inc	45,092	1,891,609
Cullen / Frost Bankers Inc	18,390	1,950,627
East West Bancorp Inc	31,344	1,960,254
JPM organ Chase & Co	17,647	1,940,641
PacWest Bancorp	32,842	1,626,664
US Bancorp	34,346	1,734,473
Washington Trust Bancorp Inc	32,681	1,756,604
		$16,587,988

Chemicals - 0.32%
DowDuPont Inc	14,714	937,429

Computers - 0.47%
Apple Inc	8,215	1,378,313

Diversified Financial S ervices - 0.93%
BGC Partners Inc, Class A	115,264	1,550,301
BlackRock Inc	2,144	1,161,447
		$2,711,748

Electric - 1.49%
ALLETE Inc	18,784	1,357,144
Eversource Energy	5,547	326,829
WEC Energy Group Inc	21,097	1,322,782
Xcel Energy Inc	28,816	1,310,552
		$4,317,307

Electronics - 0.21%
Garmin Ltd	10,425	614,345

Food - 0.57%
B&G Foods Inc	34,030	806,511
Kraft Heinz Co/The	13,571	845,338
		$1,651,849

Housewares - 0.10%
Tupperware Brands Corp	6,060	293,183

Machinery - Diversified - 0.33%
Deere & Co	6,144	954,286
Oil & Gas - 3.06%
Chevron Corp	13,396	1,527,680
Exxon M obil Corp	19,826	1,479,218
HollyFrontier Corp	44,793	2,188,586
M arathon Petroleum Corp	27,433	2,005,626
Occidental Petroleum Corp	25,900	1,682,464
		$8,883,574

Pharmaceuticals - 1.63%
Abbott Laboratories	19,774	1,184,858
Johnson & Johnson	9,970	1,277,655
M erck & Co Inc	19,514	1,062,928
Pfizer Inc	34,418	1,221,495
		$4,746,936

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)		Shares Held	Value

Pipelines - 1.37%
EnLink M idstream LLC		86,842	$1,272,235
Plains GP Holdings LP, Class A (a)		47,902	1,041,869
Targa Resources Corp		37,671	1,657,524
			$3,971,628

REITs - 3.62%
AGNC Investment Corp		38,482	$728,079
Annaly Capital M anagement Inc		78,002	813,561
CYS Investments Inc		49,373	331,786
Digital Realty Trust Inc		15,630	1,647,089
EPR Properties		24,690	1,367,826
Gramercy Property Trust		59,338	1,289,415
M edical Properties Trust Inc		115,128	1,496,664
Omega Healthcare Investors Inc		43,341	1,171,941
Pebblebrook Hotel Trust		49,205	1,690,192
			$10,536,553

Semiconductors - 0.37%
M icrochip Technology Inc		11,891	1,086,362

Telecommunications - 0.51%
BCE Inc		34,531	1,486,214

Toys, Games & Hobbies - 0.34%
Hasbro Inc		11,609	978,639
TOTAL COM MON STOCKS			$61,136,354
PREFERRED S TOCKS - 4.91%		S hares Held	Value

Banks - 1.82%
Bank of America Corp 6.00%; Series EE (b)		10,000	259,500
Bank of America Corp 6.50%; Series Y (b)		20,000	528,000
Goldman Sachs Group Inc/The 6.20%; Series B (b)		7,500	192,300
Goldman Sachs Group Inc/The 6.30%; Series N (b)		30,000	804,600
JPM organ Chase & Co 6.15%; Series BB (b)		25,000	661,000
M errill Lynch Capital Trust I 6.45%, 12/15/2066; Series K (c)		15,000	383,850
M errill Lynch Capital Trust III (3-month USD LIBOR + 1.67%),
7.38%, 09/15/2067 (d)		15,000	393,900
M organ Stanley (3-month USD LIBOR + 3.71%), 6.38%; Series I (b),(d)		25,000	678,000
M organ Stanley (3-month USD LIBOR + 4.32%), 7.13%; Series E (b),(d)		35,000	1,010,100
Wells Fargo & Co 5.63%; Series Y (b)		15,000	375,750
			$5,287,000

Electric - 0.40%
Duke Energy Corp 5.13%, 01/15/2073		16,000	407,040
Entergy M ississippi Inc 4.90%, 10/01/2066		15,000	367,200
NextEra Energy Capital Holdings Inc 5.13%, 11/15/2072; Series I		16,000	395,360
			$1,169,600

Hand/Machine Tools - 0.22%
Stanley Black & Decker Inc 5.75%, 07/25/2052		25,000	629,500

Insurance - 0.17%
Prudential Financial Inc 5.75%, 12/15/2052		20,000	503,600

REITs - 2.20%
Boston Properties Inc 5.25% (b)		20,000	492,000
Digital Realty Trust Inc 7.38%; Series H (b)		55,000	1,445,950
Kimco Realty Corp 5.13%; Series	L (b)	5,000	110,100
Kimco Realty Corp 6.00%; Series	I (b)	15,000	371,400
PS Business Parks Inc 5.20%; Series	W (b)	39,618	941,720
PS Business Parks Inc 5.20%; Series	Y (b)	10,000	230,400
Public Storage 4.90%; Series E (b)		15,000	351,150

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2018 (unaudited)

PREFERRED S TOCKS (continued)	Shares Held	Value

REITs (continued)
Public Storage 6.38%; Series Y (b)	35,000	$924,000
Ventas Realty LP / Ventas Capital Corp 5.45%, 03/15/2043	15,000	374,100
Vornado Realty Trust 5.25%; Series M (b)	50,000	1,149,000
		$6,389,820

Telecommunications - 0.10%
Qwest Corp 6.13%, 06/01/2053	15,000	308,100
TOTAL PREFERRED STOCKS		$14,287,620
	Principal
BONDS - 65.99%	Amount	Value

Banks - 3.54%
Bank of America Corp
(3-month USD LIBOR + 3.63%),
5.40%, 07/30/2018 (b),(d)	$5,000,000	$5,000,000
Citigroup Inc
6.68%, 09/13/2043	1,000,000	1,295,847
JPM organ Chase & Co
(3-month USD LIBOR + 3.25%),
5.15%, 05/01/2023 (b),(d)	4,000,000	3,996,400
		$10,292,247

Chemicals - 1.42%
Kraton Polymers LLC / Kraton Polymers Capital Corp
7.00%, 04/15/2025 (e)	4,000,000	4,140,000

Commercial S ervices - 1.03%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	3,000,000	2,992,500

Computers - 1.11%
Dell International LLC / EM C Corp
6.02%, 06/15/2026 (e)	3,000,000	3,230,764

Diversified Financial Services - 1.12%
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	3,262,002

Electric - 4.40%
Emera Inc,
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (d)	3,000,000	3,240,000
GenOn Energy Inc
0.00%, 10/15/2020(f)	3,100,000	2,495,500
NRG Energy Inc
6.25%, 07/15/2022	1,000,000	1,029,700
6.25%, 05/01/2024	2,000,000	2,060,000
PPL Capital Funding Inc,
(3-month USD LIBOR + 2.67%),
4.97%, 03/30/2067	4,000,000	3,975,000
		$12,800,200

Engineering & Construction - 0.72%
Engility Corp
8.88%, 09/01/2024	2,000,000	2,079,400

Entertainment - 0.68%
AM C Entertainment Holdings Inc
6.13%, 05/15/2027	2,000,000	1,970,200

Environmental Control - 4.43%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (e)	4,000,000	4,040,000

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2018 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Environmental Control (continued)
Covanta Holding Corp
5.88%,03/01/2024		$5,000,000	$4,900,000
Waste Pro USA Inc
5.50%,02/15/2026	(e)	4,000,000	3,950,000
			$12,890,000

Food - 2.06%
B&G Foods Inc
4.63%,06/01/2021		2,000,000	1,985,000
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025	(e)	1,000,000	932,500
7.25%, 06/01/2021	(e)	1,000,000	1,007,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
5.88%, 01/15/2024		2,000,000	2,065,000
			$5,990,000

Healthcare - S ervices - 4.37%
Encompass Health Corp
5.75%, 09/15/2025		3,000,000	3,060,000
HCA Inc
5.88%, 05/01/2023		2,000,000	2,070,000
Surgery Center Holdings Inc
6.75%, 07/01/2025	(e)	3,500,000	3,395,000
Tenet Healthcare Corp
8.13%, 04/01/2022		4,000,000	4,170,000
			$12,695,000

Home Builders - 2.19%
KB Home
7.50%, 09/15/2022		2,000,000	2,195,000
PulteGroup Inc
6.38%, 05/15/2033		4,000,000	4,180,000
			$6,375,000

	Insurance- 1.40%
M etLife Inc
9.25%, 04/08/2038	(e)	3,000,000	4,080,000
	Internet -0.35%
VeriSign Inc
5.25%, 04/01/2025		1,000,000	1,015,000

Iron & Steel - 1.87%
Allegheny Technologies Inc
7.88%, 08/15/2023		3,000,000	3,262,500
Arcelor Mittal
6.50%, 02/25/2022		2,000,000	2,165,000
			$5,427,500

	Lodging -1.09%
Boyd Gaming Corp
6.88%, 05/15/2023		3,000,000	3,165,000

Media - 6.08%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024		2,000,000	2,030,000
5.13%, 05/01/2027	(e)	1,000,000	949,400
CSC Holdings LLC
6.75%, 11/15/2021		3,000,000	3,123,750
DISH DBS Corp
5.88%, 11/15/2024		4,000,000	3,565,000

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2018 (unaudited)

					Principal
BONDS (continued)					Amount	Value

Media (continued)
Sirius XM Radio Inc
5.38	%,	04/15/2025	(e)		$4,000,000	$3,970,000
Viacom Inc
(3-month USD LIBOR + 3.90%),
5.88	%,	02/28/2057	(d)		2,000,000	2,002,500
(3-month USD LIBOR + 3.90%),
6.25	%,	02/28/2057	(d)		2,000,000	2,030,000
						$17,670,650

Mining - 1.33%
Freeport-M cMoRan Inc
3.88	%,	03/15/2023			4,000,000	3,865,600

Mortgage Backed S ecurities - 6.60%
Citigroup Commercial M ortgage Trust 2015-GC29
4.15	%,	04/10/2048	(c)		750,000	744,871
COM M 2014-UBS3 M ortgage Trust
4.78	%,	06/10/2047	(c)		2,000,000	2,007,187
COM M 2015-CCRE22 M ortgage Trust
4.12	%,	03/10/2048	(c)		500,000	490,031
GS M ortgage Securities Trust 2013-GC13
4.09	%,	07/10/2046 (c)	,(e)		500,000	494,194
GS M ortgage Securities Trust 2013-GCJ12
4.18	%,	06/10/2046	(c)		2,000,000	1,954,004
GS M ortgage Securities Trust 2014-GC20
4.86	%,	04/10/2047	(c)		2,000,000	1,921,032
GS M ortgage Securities Trust 2014-GC24
4.53	%,	09/10/2047	(c)		500,000	502,782
GS M ortgage Securities Trust 2015-GC32
4.41	%,	07/10/2048	(c)		1,241,000	1,246,137
JP M organ Chase Commercial M ortgage Securities Trust 2012-LC9
4.37	%,	12/15/2047 (c)	,(e)		1,750,000	1,560,261
JP M organ Chase Commercial M ortgage Securities Trust 2015-JP1
4.24	%,	01/15/2049 (c)	,(e)		1,000,000	798,372
JPM BB Commercial M ortgage Securities Trust 2014-C19
4.66	%,	04/15/2047	(c)		2,000,000	2,038,909
Wells Fargo Commercial M ortgage Trust 2014-LC16
4.46	%,	08/15/2050			1,000,000	994,389
Wells Fargo Commercial M ortgage Trust 2015-C26
3.59	%,	02/15/2048	(e)		1,425,000	1,107,112
Wells Fargo Commercial M ortgage Trust 2015-SG1
4.47	%,	09/15/2048	(c)		1,600,000	1,540,620
WFRBS Commercial M ortgage Trust 2013-C14
4.00	%,	06/15/2046 (c)	,(e)		500,000	453,559
WFRBS Commercial M ortgage Trust 2014-C22
3.91	%,	09/15/2057 (c)	,(e)		500,000	396,770
3.77	%,	09/15/2057	(c)		1,000,000	953,937
						$19,204,167

Office & Business Equipment -				0.72%
CDW LLC / CDW Finance Corp
5.50	%,	12/01/2024			2,000,000	2,085,600

Oil & Gas		- 4.33%
Gulfport Energy Corp
6.38	%,	01/15/2026			4,000,000	3,800,000
Nabors Industries Inc
5.50	%,	01/15/2023			2,000,000	1,955,220
Rowan Cos Inc
4.75	%,	01/15/2024			3,000,000	2,497,500
4.88	%,	06/01/2022			2,000,000	1,815,000

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2018 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Oil & Gas (continued)
Whiting Petroleum Corp
5.75%, 03/15/2021		$2,500,000	$2,524,950
			$12,592,670

Oil & Gas S ervices - 2.50%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 04/01/2021		2,000,000	2,002,500
6.00%, 10/01/2022		2,000,000	1,985,000
Weatherford International Ltd
4.50%, 04/15/2022		4,000,000	3,270,000
			$7,257,500

Packaging & Containers - 1.04%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group
Issuer (Luxembourg) S.A.
5.13%, 07/15/2023	(e)	3,000,000	3,029,100

Pipelines - 2.76%
EnLink M idstream Partners LP
4.15%, 06/01/2025		2,000,000	1,943,862
NGPL PipeCo LLC
4.88%, 08/15/2027	(e)	2,000,000	1,970,000
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075	(d)	4,000,000	4,100,000
			$8,013,862

REITs - 1.16%
CBL & Associates LP
5.95%, 12/15/2026		4,000,000	3,365,959
Software - 1.44%
First Data Corp
7.00%, 12/01/2023	(e)	4,000,000	4,198,800

Storage/Warehousing - 1.06%
Mobile Mini Inc
5.88%, 07/01/2024		3,000,000	3,090,000

Telecommunications - 3.77%
Intelsat Jackson Holdings SA
7.50%, 04/01/2021		3,000,000	2,716,875
Sprint Corp
7.88%, 09/15/2023		4,000,000	4,080,000
T-M obile USA Inc
6.38%, 03/01/2025		4,000,000	4,180,000
			$10,976,875

Transportation - 1.42%
XPO Logistics Inc
6.50%, 06/15/2022	(e)	4,000,000	4,125,000
TOTAL BONDS			$191,880,596

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2018 (unaudited)

		Principal
U.S . GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS	- 4.94%	Amount	Value

Federal Home Loan Mortgage Corp (FHLMC) - 0.68%
1.41%, 09/15/2040 (c) ,(g)		$20,704,996	$766,547
1.71%, 02/15/2038 (c) ,(g)		18,637,722	1,218,630
			$1,985,177

Federal National Mortgage Association (FNMA) - 2.64%
1.43%, 12/25/2034 (c) ,(g)		15,545,168	660,890
1.43%, 12/25/2056 (c) ,(g)		22,525,131	1,056,965
1.45%, 07/25/2044 (c) ,(g)		17,864,668	925,220
1.48%, 07/25/2056 (c) ,(g)		11,586,761	554,204
1.54%, 12/25/2045 (c) ,(g)		17,508,828	825,326
1.62%, 08/25/2044 (c) ,(g)		19,773,124	1,031,671
1.64%, 12/25/2044 (c) ,(g)		26,958,924	1,424,121
3.50%, 02/25/2036 (g)		7,290,334	1,204,252
			$7,682,649

Government National Mortgage Association (GNMA) - 1.62%
3.50%, 11/20/2042 (g)		8,116,832	1,371,996
4.00%, 04/20/2046 (g)		6,064,474	1,274,696
4.00%, 09/20/2046 (g)		10,672,724	2,047,604
			$4,694,296

TOTAL U.S. GOVERNM ENT & GOVERNM ENT AGENCY OBLIGATIONS			$14,362,122
Total Investments			$281,666,692
Other Assets and Liabilities - 3.14%			$9,130,846
TOTAL NET AS S ETS - 100%			$290,797,538

(a)	Non-income producing security
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by t he issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $47,828,332 or 16.45% of net assets.
(f)	Security is defaulted.
(g)	Security is an Interest Only Strip.

Portfolio S ummary (unaudited)

Sector	Percent
Financial	21.67%
Energy	14.00%
M ortgage Securities	11.54%
Communications	10.82%
Consumer, Non-cyclical	9.66%
Industrial	8.36%
Utilities	6.29%
Consumer, Cyclical	5.46%
Basic M aterials	4.94%
Technology	4.12%
Other Assets and Liabilities	3.14%
TOTAL NET AS S ETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS - 99.73%	Shares Held	Value

Biotechnology - 47.13%
Abeona Therapeutics Inc (a)	7,241	$103,908
ACADIA Pharmaceuticals Inc (a)	22,000	494,340
Acceleron Pharma Inc (a)	6,953	271,862
Achillion Pharmaceuticals Inc (a)	24,582	91,199
Acorda Therapeutics Inc (a)	8,384	198,282
Aduro Biotech Inc (a)	13,410	124,713
Advaxis Inc (a)	6,047	10,219
Agenus Inc (a)	15,616	73,551
Alder Biopharmaceuticals Inc (a)	12,170	154,559
Alnylam Pharmaceuticals Inc (a)	13,391	1,594,868
AMAG Pharmaceuticals Inc (a)	6,341	127,771
Amicus Therapeutics Inc (a)	29,579	444,868
AnaptysBio Inc (a)	3,657	380,621
Arena Pharmaceuticals Inc (a)	7,049	278,436
Atara Biotherapeutics Inc (a)	5,492	214,188
AVEO Pharmaceuticals Inc (a)	20,613	59,778
Avexis Inc (a)	5,739	709,226
Axovant Sciences Ltd (a)	18,734	24,916
Bellicum Pharmaceuticals Inc (a)	5,800	38,048
BioCryst Pharmaceuticals Inc (a)	14,016	66,856
BioMarin Pharmaceutical Inc (a)	16,911	1,370,975
Bluebird Bio Inc (a)	8,239	1,406,809
Blueprint Medicines Corp (a)	7,032	644,834
Celldex Therapeutics Inc (a)	22,362	52,104
Cymabay Therapeutics Inc (a)	7,865	102,166
Dermira Inc (a)	7,476	59,733
Dynavax Technologies Corp (a)	6,919	137,342
Editas Medicine Inc (a)	7,482	248,028
Epizyme Inc (a)	10,508	186,517
Esperion Therapeutics Inc (a)	4,618	334,020
Exact Sciences Corp (a)	17,576	708,840
Exelixis Inc (a)	53,145	1,177,162
FibroGen Inc (a)	14,610	674,982
Five Prime Therapeutics Inc (a)	5,194	89,233
Geron Corp (a)	27,738	117,887
GlycoMimetics Inc (a)	5,880	95,432
Halozyme Therapeutics Inc (a)	25,508	499,702
ImmunoGen Inc (a)	15,696	165,122
Immunomedics Inc (a)	20,002	292,229
Incyte Corp (a)	13,407	1,117,205
Inovio Pharmaceuticals Inc (a)	15,729	74,084
Insmed Inc (a)	11,211	252,472
Intellia Therapeutics Inc (a)	6,490	136,874
Intercept Pharmaceuticals Inc (a)	4,511	277,517
Intrexon Corp (a)	21,239	325,594
Ionis Pharmaceuticals Inc (a)	22,351	985,232
Kura Oncology Inc (a)	3,841	72,019
Lexicon Pharmaceuticals Inc (a)	18,977	162,633
Loxo Oncology Inc (a)	5,367	619,191
MacroGenics Inc (a)	6,614	166,408
Medicines Co/The (a)	13,055	430,032
NewLink Genetics Corp (a)	5,114	37,077
Novavax Inc (a)	52,878	111,044
Omeros Corp (a)	8,599	96,051
Otonomy Inc (a)	5,277	22,163
Pacific Biosciences of California Inc (a)	20,148	41,303
Prothena Corp PLC (a)	6,879	252,528
PTC Therapeutics Inc (a)	7,439	201,299
Puma Biotechnology Inc (a)	5,840	397,412
Radius Health Inc (a)	7,819	281,015
REGENXBIO Inc (a)	5,552	165,727
Retrophin Inc (a)	6,898	154,239
Sage Therapeutics Inc (a)	6,729	1,083,840

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Sangamo Therapeutics Inc (a)	15,027	$285,513
Seattle Genetics Inc (a)	25,859	1,353,460
Spark Therapeutics Inc (a)	6,564	437,097
Spectrum Pharmaceuticals Inc (a)	15,188	244,375
Theravance Biopharma Inc (a)	9,674	234,595
Ultragenyx Pharmaceutical Inc (a)	7,630	389,054
United Therapeutics Corp (a)	7,809	877,419
Versartis Inc (a)	6,201	10,232
ZIOPHARM Oncology Inc (a)	23,697	92,892
		$25,212,922

Healthcare - Products - 12.53%
Accelerate Diagnostics Inc (a)	9,205	210,334
Analogic Corp	2,241	214,912
AngioDynamics Inc (a)	6,629	114,350
AtriCure Inc (a)	5,947	122,033
Cardiovascular Systems Inc (a)	5,871	128,751
Endologix Inc (a)	14,249	60,273
Foundation Medicine Inc (a)	6,474	509,828
GenMark Diagnostics Inc (a)	9,530	51,843
Genomic Health Inc (a)	6,227	194,843
Glaukos Corp (a)	6,189	190,807
Haemonetics Corp (a)	9,140	668,683
Insulet Corp (a)	10,275	890,637
Intersect ENT Inc (a)	5,090	200,037
Invacare Corp	5,904	102,730
iRhythm Technologies Inc (a)	4,086	257,214
K2M Group Holdings Inc (a)	7,456	141,291
Nevro Corp (a)	5,090	441,150
Novocure Ltd (a)	15,996	348,713
OPKO Health Inc (a)	100,549	318,740
Orthofix International NV (a)	3,276	192,563
Penumbra Inc (a)	5,582	645,558
Pulse Biosciences Inc (a)	2,504	33,879
Quidel Corp (a)	5,811	301,068
Wright Medical Group NV (a)	18,461	366,266
		$6,706,503

Healthcare - Services - 5.50%
Brookdale Senior Living Inc (a)	33,397	224,094
Capital Senior Living Corp (a)	5,212	56,029
Community Health Systems Inc (a)	20,425	80,883
Envision Healthcare Corp (a)	21,717	834,584
Molina Healthcare Inc (a)	10,251	832,176
Surgery Partners Inc (a)	8,772	150,440
Teladoc Inc (a)	8,214	331,024
Tenet Healthcare Corp (a)	17,848	432,814
		$2,942,044

Pharmaceuticals - 34.57%
AcelRx Pharmaceuticals Inc (a)	8,309	17,449
Achaogen Inc (a)	7,590	98,291
Aclaris Therapeutics Inc (a)	4,688	82,134
Adamas Pharmaceuticals Inc (a)	4,046	96,699
Aerie Pharmaceuticals Inc (a)	6,531	354,307
Agios Pharmaceuticals Inc (a)	8,699	711,404
Aimmune Therapeutics Inc (a)	9,082	289,080
Akebia Therapeutics Inc (a)	8,474	80,757
Alkermes PLC (a)	27,769	1,609,491
Array BioPharma Inc (a)	30,816	502,917
Calithera Biosciences Inc (a)	6,169	38,865
Cara Therapeutics Inc (a)	4,750	58,805

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Clovis Oncology Inc (a)		8,784	$463,795
Coherus Biosciences Inc (a)		10,410	115,031
Collegium Pharmaceutical Inc (a)		5,314	135,773
Cytokinetics Inc (a)		9,363	67,414
Depomed Inc (a)		11,320	74,599
DexCom Inc (a)		15,244	1,130,495
Enanta Pharmaceuticals Inc (a)		3,431	277,602
Endo International PLC (a)		40,134	238,396
Flexion Therapeutics Inc (a)		5,734	128,499
Global Blood Therapeutics Inc (a)		7,866	379,928
Heron Therapeutics Inc (a)		6,589	181,856
Horizon Pharma PLC (a)		29,361	416,926
Impax Laboratories Inc (a)		13,356	259,774
Insys Therapeutics Inc (a)		13,065	78,913
Intra-Cellular Therapies Inc (a)		7,805	164,295
Ironwood Pharmaceuticals Inc (a)		24,276	374,579
Keryx Biopharmaceuticals Inc (a)		19,020	77,792
La Jolla Pharmaceutical Co (a)		3,281	97,708
Melinta Therapeutics Inc (a)		1,826	13,512
Momenta Pharmaceuticals Inc (a)		13,702	248,691
MyoKardia Inc (a)		6,386	311,637
Nektar Therapeutics (a)		28,227	2,999,401
Neos Therapeutics Inc (a)		4,883	40,529
Neurocrine Biosciences Inc (a)		15,947	1,322,485
Ocular Therapeutix Inc (a)		5,073	33,025
Pacira Pharmaceuticals Inc (a)		7,250	225,838
Paratek Pharmaceuticals Inc (a)		4,845	62,985
Perrigo Co PLC		18,591	1,549,374
Portola Pharmaceuticals Inc (a)		10,364	338,488
Progenics Pharmaceuticals Inc (a)		12,629	94,212
Reata Pharmaceuticals Inc, Class A (a)		3,341	68,524
Revance Therapeutics Inc (a)		5,538	170,570
Sarepta Therapeutics Inc (a)		11,564	856,777
Synergy Pharmaceuticals Inc (a)		39,186	71,710
TESARO Inc (a)		9,737	556,372
Tetraphase Pharmaceuticals Inc (a)		8,902	27,329
TG Therapeutics Inc (a)		9,766	138,677
TherapeuticsMD Inc (a)		35,277	171,799
Vanda Pharmaceuticals Inc (a)		8,062	135,845
Xencor Inc (a)		8,434	252,851
Zogenix Inc (a)		4,464	178,783
Zynerba Pharmaceuticals Inc (a)		2,308	20,057
			$18,493,045

TOTAL COMMON STOCKS			$53,354,514
Total Investments			$53,354,514
Other Assets and Liabilities - 0.27%			$142,808
TOTAL NET ASSETS - 100%			$53,497,322

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	99.73%
Other Assets and Liabilities	0.27%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS - 99.10%	Shares Held	Value

Advertising - 0.38%
WPP PLC	3,561	$56,581

Aerospace & Defense - 0.77%
CAE Inc	315	5,863
MTU Aero Engines AG	90	15,149
Safran SA	894	94,580
		$115,592

Agriculture - 1.58%
British American Tobacco PLC	3,509	203,374
Swedish Match AB	705	31,874
		$235,248

Airlines - 0.96%
Deutsche Lufthansa AG	1,596	50,941
International Consolidated Airlines Group SA	6,255	53,936
Qantas Airways Ltd	8,631	38,647
		$143,524

Apparel - 2.71%
adidas AG	312	75,494
Burberry Group PLC	1,485	35,335
Gildan Activewear Inc	342	9,878
Hermes International	81	47,989
LVMH Moet Hennessy Louis Vuitton SE	675	207,805
Moncler SpA	729	27,717
		$404,218

Auto Manufacturers - 1.17%
Nissan Motor Co Ltd	12,360	127,137
Suzuki Motor Corp	900	48,237
		$175,374

Auto Parts & Equipment - 2.97%
Aisin Seiki Co Ltd	600	32,367
Brembo SpA	639	9,860
Bridgestone Corp	1,740	75,680
Cie Generale des Etablissements Michelin	423	62,405
Cie Plastic Omnium SA	201	9,621
Continental AG	306	84,453
Faurecia	393	31,780
Hella GmbH & Co KGaA	105	6,899
Koito Manufacturing Co Ltd	200	13,777
Linamar Corp	81	4,425
Magna International Inc	438	24,672
Stanley Electric Co Ltd	300	11,094
Sumitomo Electric Industries Ltd	1,800	27,176
Sumitomo Rubber Industries Ltd	800	14,556
Valeo SA	531	35,047
		$443,812

Banks - 12.29%
3i Group PLC	2,340	28,201
Bank of Montreal	1,473	111,268
Bank of Nova Scotia/The	2,274	140,074
Canadian Imperial Bank of Commerce	1,464	129,224
Chiba Bank Ltd/The	2,000	16,108
Danske Bank A/S	1,932	71,877
DBS Group Holdings Ltd	3,400	71,311
FinecoBank Banca Fineco SpA	1,239	14,892
HSBC Holdings PLC	22,238	207,604
Intermediate Capital Group PLC	582	8,019

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Intesa Sanpaolo SpA	8,199	$31,052
KBC Group NV	1,263	109,903
Macquarie Group Ltd	1,572	124,239
Mitsubishi UFJ Financial Group Inc	33,900	221,837
Nordea Bank AB	4,191	44,722
Oversea-Chinese Banking Corp Ltd	5,100	49,866
Royal Bank of Canada	2,457	189,794
Seven Bank Ltd	3,300	10,483
Swedbank AB	2,232	49,987
Toronto-Dominion Bank/The	2,877	163,261
United Overseas Bank Ltd	2,000	41,948
		$1,835,670

Beverages - 2.14%
Asahi Group Holdings Ltd	1,200	64,170
Coca-Cola HBC AG	417	15,410
Davide Campari-Milano SpA	2,253	17,049
Diageo PLC	3,747	126,800
Kirin Holdings Co Ltd	1,600	42,306
Suntory Beverage & Food Ltd	400	19,360
Treasury Wine Estates Ltd	2,631	34,070
		$319,165

Chemicals - 3.38%
Arkema SA	204	26,607
Asahi Kasei Corp	2,300	30,229
Croda International PLC	459	29,417
Daicel Corp	1,200	13,014
EMS-Chemie Holding AG	54	34,061
FUCHS PETROLUB SE	114	6,186
Hitachi Chemical Co Ltd	400	8,812
Kansai Paint Co Ltd	500	11,569
Kingboard Chemical Holdings Ltd	1,500	6,852
Kingboard Laminates Holdings Ltd	4,500	6,525
Koninklijke DSM NV	483	47,925
Kuraray Co Ltd	900	15,394
Lenzing AG	84	10,367
Mitsubishi Chemical Holdings Corp	3,600	34,510
Mitsubishi Gas Chemical Co Inc	500	11,846
Mitsui Chemicals Inc	900	28,166
Novozymes A/S	345	17,789
Shin-Etsu Chemical Co Ltd	900	91,984
Solvay SA	402	55,820
Tosoh Corp	900	17,466
		$504,539

Commercial Services - 4.72%
Adecco Group AG	1,887	134,222
Ashtead Group PLC	1,092	29,722
Atlantia SpA	2,304	71,299
Bureau Veritas SA	579	15,040
Experian PLC	2,418	52,159
Intertek Group PLC	267	17,457
Persol Holdings Co Ltd	500	14,332
Randstad Holding NV	408	26,818
Recruit Holdings Co Ltd	2,700	66,583
RELX NV	1,971	40,816
RELX PLC	3,528	72,514
Rentokil Initial PLC	3,561	13,574
SGS SA	48	117,891
Wirecard AG	270	31,867
		$704,294

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers - 1.70%
Atos SE	255	$34,859
Capgemini SE	486	60,518
Computershare Ltd	2,676	35,577
Itochu Techno-Solutions Corp	200	4,081
Logitech International SA	1,464	53,537
Nomura Research Institute Ltd	300	13,970
Obic Co Ltd	100	8,299
Otsuka Corp	400	20,149
SCSK Corp	200	8,580
Teleperformance	96	14,884
		$254,454

Construction Materials - 2.66%
Asahi Glass Co Ltd	700	28,913
Daikin Industries Ltd	600	65,664
Geberit AG	234	103,391
Kingspan Group PLC	1,932	81,777
Sika AG	13	101,783
Xinyi Glass Holdings Ltd	10,000	15,061
		$396,589

Distribution/Wholesale - 1.21%
Inchcape PLC	867	8,405
ITOCHU Corp	3,900	75,192
Marubeni Corp	5,400	38,910
Sumitomo Corp	2,700	44,634
Toyota Tsusho Corp	400	13,327
		$180,468

Diversified Financial Services - 2.41%
CI Financial Corp	318	6,812
Euronext NV (a)	105	7,674
Japan Exchange Group Inc	900	16,621
Julius Baer Group Ltd	1,335	82,027
Magellan Financial Group Ltd	468	8,569
Mebuki Financial Group Inc	2,400	9,203
Mitsubishi UFJ Lease & Finance Co Ltd	900	5,303
Nomura Holdings Inc	12,900	74,099
ORIX Corp	3,200	56,494
Partners Group Holding AG	99	73,525
Schroders PLC	420	18,809
		$359,136

Electric - 1.40%
CLP Holdings Ltd	6,500	66,175
Endesa SA	2,379	52,354
Fortis Inc	876	29,570
Red Electrica Corp SA	2,991	61,571
		$209,670

Electrical Components & Equipment - 1.06%
Brother Industries Ltd	600	13,685
Legrand SA	594	46,558
Mabuchi Motor Co Ltd	200	9,812
Nidec Corp	400	60,523
Prysmian SpA	879	27,580
		$158,158

Electronics - 2.58%
Assa Abloy AB	1,419	30,650
Electrocomponents PLC	1,170	9,852
Hirose Electric Co Ltd	105	14,348

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electronics (continued)
Hoya Corp	700	$34,926
Keyence Corp	200	123,115
Koninklijke Philips NV	2,151	82,484
MINEBEA MITSUMI Inc	1,800	37,944
Omron Corp	600	34,453
SCREEN Holdings Co Ltd	200	17,687
		$385,459

Engineering & Construction - 2.47%
Aena SA (a)	273	54,972
Eiffage SA	282	32,089
Flughafen Zurich AG	114	25,137
Fraport AG Frankfurt Airport Services Worldwide	96	9,462
Kajima Corp	3,000	27,828
Kinden Corp	300	4,959
Obayashi Corp	1,600	17,383
Shimizu Corp	1,500	13,209
Sydney Airport	7,608	39,209
Taisei Corp	600	30,337
Vinci SA	1,167	114,731
		$369,316

Entertainment - 0.31%
Aristocrat Leisure Ltd	1,929	35,647
Toho Co Ltd	300	9,882
		$45,529

Food - 1.61%
Frutarom Industries Ltd	615	56,300
George Weston Ltd	135	10,868
Loblaw Cos Ltd	492	24,857
Marine Harvest ASA	2,700	54,146
Metro Inc	282	8,996
NH Foods Ltd	500	20,417
Nichirei Corp	400	10,767
Saputo Inc	333	10,688
WH Group Ltd (a)	40,500	43,141
		$240,180

Food Service - 0.45%
Compass Group PLC	3,321	67,817

Forest Products & Paper - 0.31%
Mondi PLC	1,422	38,205
West Fraser Timber Co Ltd	117	7,775
		$45,980

Gas - 0.52%
China Gas Holdings Ltd	4,000	14,551
Hong Kong & China Gas Co Ltd	31,000	63,674
		$78,225

Hand/Machine Tools - 1.11%
Disco Corp	100	20,977
Fuji Electric Co Ltd	2,000	13,514
Schindler Holding AG	279	60,119
SMC Corp	100	40,026
Techtronic Industries Co Ltd	2,500	14,574
THK Co Ltd	400	16,259
		$165,469

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Products - 1.68%
Cochlear Ltd	204	$28,457
Essilor International Cie Generale d'Optique SA	513	69,182
Smith & Nephew PLC	3,375	63,024
Sonova Holding AG	381	60,498
Straumann Holding AG	48	30,226
		$251,387

Healthcare - Services - 0.59%
Fresenius SE & Co KGaA	933	71,245
Orpea	132	16,770
		$88,015

Holding Companies - Diversified - 0.18%
Industrivarden AB	366	8,502
Melco International Development Ltd	3,000	8,715
Wharf Holdings Ltd/The	3,000	10,302
		$27,519

Home Builders - 1.43%
Barratt Developments PLC	3,099	23,061
Bellway PLC	324	13,860
Berkeley Group Holdings PLC	645	34,288
Daiwa House Industry Co Ltd	1,100	41,765
Haseko Corp	1,200	18,214
Persimmon PLC	1,128	40,039
Sekisui Chemical Co Ltd	900	15,563
Taylor Wimpey PLC	10,257	26,565
		$213,355

Home Furnishings - 0.21%
Electrolux AB Series B	588	18,485
Howden Joinery Group PLC	1,935	12,510
		$30,995

Household Products - 4.59%
Kao Corp	1,200	89,454
L'Oreal SA	699	157,696
Pigeon Corp	300	13,435
Pola Orbis Holdings Inc	400	16,522
Unilever NV	3,717	209,790
Unilever PLC	3,574	198,342
		$685,239

Household Products/Wares - 1.15%
Henkel AG & Co KGaA	432	56,796
Reckitt Benckiser Group PLC	1,365	115,557
		$172,353

Insurance - 4.18%
Allianz SE	979	220,925
Assicurazioni Generali SpA	5,907	113,567
Challenger Ltd	2,943	26,085
Dai-ichi Life Holdings Inc	3,800	69,461
Hannover Rueck SE	93	12,690
Industrial Alliance Insurance & Financial Services Inc	108	4,443
Medibank Pvt Ltd	9,930	22,118
MS&AD Insurance Group Holdings Inc	1,700	52,340
Power Corp of Canada	540	12,323
Power Financial Corp	360	9,014
Sampo OYJ	1,212	67,496

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
SCOR SE	348	$14,242
		$624,704

Internet - 0.63%
Rightmove PLC	312	19,029
SEEK Ltd	1,470	21,000
Start Today Co Ltd	600	15,388
Trend Micro Inc	400	23,195
United Internet AG	255	16,033
		$94,645

Investment Companies - 0.24%
Investor AB	795	35,152

Iron & Steel - 0.57%
BlueScope Steel Ltd	2,403	27,850
Fortescue Metals Group Ltd	17,220	57,268
		$85,118

Leisure Products & Services - 0.38%
Carnival PLC	510	32,771
Yamaha Motor Co Ltd	800	23,495
		$56,266

Lodging - 0.49%
Crown Resorts Ltd	2,841	27,690
InterContinental Hotels Group PLC	588	35,209
Melia Hotels International SA	711	10,052
		$72,951

Machinery - Construction & Mining - 1.71%
ABB Ltd	8,888	211,229
Atlas Copco AB	1,008	43,605
		$254,834

Machinery - Diversified - 1.32%
ANDRITZ AG	510	28,490
Daifuku Co Ltd	400	23,269
Duerr AG	63	6,910
Hexagon AB	387	22,989
Husqvarna AB	780	7,518
Kone OYJ	885	44,135
Kubota Corp	2,300	39,881
Spirax-Sarco Engineering PLC	147	11,869
Sumitomo Heavy Industries Ltd	300	11,278
		$196,339

Media - 0.41%
Mediaset Espana Comunicacion SA	1,155	11,747
Thomson Reuters Corp	483	18,666
Wolters Kluwer NV	585	31,089
		$61,502

Metal Fabrication & Hardware - 0.30%
MISUMI Group Inc	600	16,325
SKF AB	1,404	28,669
		$44,994

Mining - 2.70%
Boliden AB	879	30,792
KAZ Minerals PLC (b)	756	9,098
Rio Tinto Ltd	2,967	165,669

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Mining (continued)
Rio Tinto PLC	3,069	$155,483
South32 Ltd	17,262	42,691
		$403,733

Miscellaneous Manufacture - 0.55%
Aalberts Industries NV	270	13,741
Alfa Laval AB	777	18,346
Smiths Group PLC	1,065	22,614
Wartsila OYJ Abp	1,269	28,028
		$82,729

Packaging & Containers - 0.06%
CCL Industries Inc	186	9,390

Pharmaceuticals - 6.03%
Astellas Pharma Inc	5,400	82,011
Bayer AG	1,275	144,002
GlaxoSmithKline PLC	10,757	210,384
Grifols SA	627	17,752
Ipsen SA	81	12,573
Merck KGaA	396	37,958
Mitsubishi Tanabe Pharma Corp	800	16,059
Nippon Shinyaku Co Ltd	100	6,710
Novo Nordisk A/S, Class B	2,082	102,234
Recordati SpA	372	13,723
Sanofi	2,214	177,973
Shionogi & Co Ltd	1,100	56,703
Sino Biopharmaceutical Ltd	11,000	21,585
		$899,667

Pipelines - 0.10%
Koninklijke Vopak NV	294	14,416

Real Estate - 1.85%
Aeon Mall Co Ltd	400	8,312
CapitaLand Ltd	9,300	25,322
CK Asset Holdings Ltd	8,500	71,319
Daito Trust Construction Co Ltd	252	42,653
Henderson Land Development Co Ltd	5,000	32,556
Hongkong Land Holdings Ltd	1,500	10,335
LEG Immobilien AG	111	12,475
REA Group Ltd	288	17,521
Vonovia SE	1,137	56,311
		$276,804

REITs - 1.81%
CapitaLand Mall Trust	13,800	21,892
Dexus	5,043	36,099
GPT Group/The	9,579	34,873
Link REIT	7,500	64,028
Merlin Properties Socimi SA	2,781	42,568
Mirvac Group	21,108	34,856
Vicinity Centres	19,713	36,489
		$270,805

Retail - 3.50%
ABC-Mart Inc	200	13,082
B&M European Value Retail SA	2,577	14,148
Canadian Tire Corp Ltd	138	18,145
Cosmos Pharmaceutical Corp	100	20,243
Dollarama Inc	135	16,407
Harvey Norman Holdings Ltd	3,762	10,662
Industria de Diseno Textil SA	3,969	124,191

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Kering	171	$81,806
Lawson Inc	400	27,217
Matsumotokiyoshi Holdings Co Ltd	200	8,383
Next PLC	255	17,026
Nitori Holdings Co Ltd	200	34,745
Pandora A/S	348	37,324
Restaurant Brands International Inc	210	11,951
Ryohin Keikaku Co Ltd	100	33,081
Salvatore Ferragamo SpA	432	11,917
Shimamura Co Ltd	100	12,387
Sundrug Co Ltd	200	9,267
Tsuruha Holdings Inc	100	14,276
USS Co Ltd	300	6,073
		$522,331

Semiconductors - 0.73%
Tokyo Electron Ltd	600	108,350

Software - 2.77%
Amadeus IT Group SA	846	62,437
Constellation Software Inc	21	14,249
Micro Focus International PLC	1,389	19,230
Mixi Inc	300	11,109
Nexon Co Ltd (b)	600	10,088
Open Text Corp	231	8,036
Oracle Corp Japan	100	8,167
Playtech PLC	1,431	14,712
SAP SE	1,977	206,698
Temenos Group AG	396	47,387
Ubisoft Entertainment SA (b)	144	12,141
		$414,254

Telecommunications - 4.02%
BCE Inc	1,500	64,548
Eutelsat Communications SA	444	8,796
GN Store Nord A/S	330	11,623
Hikari Tsushin Inc	100	15,949
Inmarsat PLC	1,137	5,776
KDDI Corp	5,600	142,388
Nippon Telegraph & Telephone Corp	2,500	115,173
NTT DOCOMO Inc	5,300	133,963
Rogers Communications Inc	678	30,281
Telenor ASA	1,797	40,576
TELUS Corp	906	31,814
		$600,887

Toys, Games & Hobbies - 0.09%
Bandai Namco Holdings Inc	400	12,781

Transportation - 1.96%
Canadian National Railway Co	957	69,943
Canadian Pacific Railway Ltd	255	44,969
Central Japan Railway Co	400	75,598
Deutsche Post AG	2,031	88,766
Nippon Express Co Ltd	200	13,063
		$292,339

TOTAL COMMON STOCKS		$14,798,321
Total Investments		$14,798,321
Other Assets and Liabilities - 0.90%		$134,393
TOTAL NET ASSETS - 100%		$14,932,714

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2018 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $105,787 or 0.71% of net assets.
(b)	Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	24.08%
Financial	22.78%
Industrial	16.55%
Consumer, Cyclical	15.87%
Basic Materials	6.96%
Communications	5.45%
Technology	5.20%
Utilities	1.93%
Diversified	0.18%
Energy	0.10%
Other Assets and Liabilities	0.90%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS - 99.72%	Shares Held	Value

Apparel - 3.86%
adidas AG	1,293	$312,865
Asics Corp	2,800	51,603
Carter's Inc	395	41,119
Columbia Sportswear Co	609	46,546
Michael Kors Holdings Ltd (a)	2,306	143,156
NIKE Inc, Class B	1,298	86,239
		$681,528

Beverages - 4.73%
Brown-Forman Corp, Class B	2,001	108,854
Constellation Brands Inc, Class A	448	102,108
Davide Campari-Milano SpA	15,100	114,266
Pernod Ricard SA	741	123,316
Treasury Wine Estates Ltd	29,774	385,553
		$834,097

Commercial Services - 13.73%
Bright Horizons Family Solutions Inc (a)	499	49,760
Care.com Inc (a)	18,234	296,667
EVERTEC Inc	2,768	45,257
Navitas Ltd	54,706	208,404
New Oriental Education & Technology Group Inc ADR(a)	4,619	404,856
PayPal Holdings Inc (a)	4,714	357,651
RELX PLC	14,189	291,640
TAL Education Group ADR	15,690	581,942
Wirecard AG	1,585	187,069
		$2,423,246

Computers - 1.83%
Apple Inc	502	84,226
Gemalto NV	790	48,263
HP Inc	4,047	88,710
Ingenico Group SA	467	37,856
International Business Machines Corp	417	63,980
		$323,035

Construction Materials - 0.40%
Fortune Brands Home & Security Inc	1,189	70,020

Diversified Financial Services - 1.81%
Discover Financial Services	4,446	319,801

Electronics - 0.58%
Garmin Ltd	1,725	101,654

Food - 2.69%
Hain Celestial Group Inc/The (a)	975	31,268
McCormick & Co Inc	740	78,729
Sprouts Farmers Market Inc (a)	1,546	36,285
Takeaway.com NV (a),(b)	5,493	291,983
United Natural Foods Inc (a)	827	35,511
		$473,776

Home Builders - 0.54%
DR Horton Inc	2,175	95,352

Home Furnishings - 1.42%
Electrolux AB Series B	3,143	98,809
Sleep Number Corp (a)	1,460	51,319
Tempur Sealy International Inc (a)	779	35,281
Whirlpool Corp	420	64,306
		$249,715

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet - 29.34%
Alibaba Group Holding Ltd ADR (a)	2,288	$419,939
Alphabet Inc, Class C (a)	367	378,667
Amazon.com Inc (a)	343	496,438
ASOS PLC (a)	2,445	238,751
Baozun Inc ADR (a)	2,938	134,795
Booking Holdings Inc (a)	171	355,747
Ctrip.com International Ltd ADR	5,014	233,753
CyberAgent Inc	1,500	76,688
eBay Inc (a)	2,156	86,757
Facebook Inc, Class A (a)	2,140	341,951
GrubHub Inc (a)	1,099	111,516
IAC/InterActiveCorp	2,063	322,612
Match Group Inc (a)	2,200	97,768
Netflix Inc (a)	1,370	404,629
Pandora Media Inc (a)	12,818	64,475
Rightmove PLC	881	53,731
SEEK Ltd	3,626	51,800
Tencent Holdings Ltd	12,900	673,259
YY Inc ADR (a)	6,021	633,409
		$5,176,685

Leisure Products & Services - 2.54%
Planet Fitness Inc, Class A (a)	11,849	447,537

Media - 6.21%
AMC Networks Inc, Class A (a)	618	31,951
CBS Corp NVDR, Class B	1,034	53,137
Comcast Corp, Class A	1,926	65,811
MSG Networks Inc, Class A (a)	1,530	34,578
Naspers Ltd, Class N	1,429	349,060
Sirius XM Holdings Inc	14,062	87,747
Twenty-First Century Fox Inc, Class B	2,278	82,851
Vivendi SA	12,667	327,308
Walt Disney Co/The	638	64,081
		$1,096,524

Real Estate - 0.67%
REA Group Ltd	1,941	118,085

REITs - 0.95%
AvalonBay Communities Inc	392	64,468
Education Realty Trust Inc	876	28,689
Essex Property Trust Inc	311	74,852
		$168,009

Retail - 18.09%
At Home Group Inc (a)	2,388	76,511
Bed Bath & Beyond Inc	906	19,017
Children's Place Inc/The	297	40,169
Chipotle Mexican Grill Inc (a)	341	110,180
Dick's Sporting Goods Inc	732	25,657
Domino's Pizza Inc	391	91,322
Fast Retailing Co Ltd	800	315,324
Foot Locker Inc	948	43,172
GameStop Corp, Class A	1,586	20,015
Hennes & Mauritz AB, Class B	9,610	144,073
Hibbett Sports Inc (a)	1,212	29,027
Home Depot Inc/The	2,070	368,957
Industria de Diseno Textil SA	7,015	219,502
JD Sports Fashion PLC	9,141	43,002
Liberty Interactive Corp QVC Group, Class A (a)	3,616	91,015
Lowe's Cos Inc	879	77,132
Mr Price Group Ltd	15,507	373,308

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
OVS SpA (b)	29,695	$182,033
Pandora A/S	829	88,912
Signet Jewelers Ltd	629	24,229
Starbucks Corp	1,239	71,726
Truworths International Ltd	42,956	390,164
Urban Outfitters Inc (a)	1,506	55,662
Vitamin Shoppe Inc (a)	1,773	7,713
Williams-Sonoma Inc	668	35,244
Zalando SE (a),(b)	4,560	248,448
		$3,191,514

Semiconductors - 3.67%
NVIDIA Corp	2,794	647,063

Software - 6.25%
Activision Blizzard Inc	6,096	411,236
Blackbaud Inc	471	47,953
Changyou.com Ltd ADR (a)	1,570	43,787
Electronic Arts Inc (a)	803	97,356
First Data Corp, Class A (a)	2,336	37,376
Microsoft Corp	1,098	100,214
NetEase Inc ADR	1,302	365,068
		$1,102,990

Textiles - 0.41%
Mohawk Industries Inc (a)	314	72,917
TOTAL COMMON STOCKS		$17,593,548
Total Investments		$17,593,548
Other Assets and Liabilities - 0.28%		$50,080
TOTAL NET ASSETS - 100%		$17,643,628

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $722,464 or 4.09% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Communications	35.56%
Consumer, Cyclical	26.86%
Consumer, Non-cyclical	21.15%
Technology	11.75%
Financial	3.43%
Industrial	0.97%
Other Assets and Liabilities	0.28%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS - 99.58%	Shares Held	Value

Aerospace & Defense - 1.99%
Boeing Co/The	510	$167,219
Raytheon Co	251	54,171
TransDigm Group Inc	442	135,667
		$357,057

Banks - 0.87%
Fifth Third Bancorp	1,653	52,483
M&T Bank Corp	288	53,095
State Street Corp	515	51,361
		$156,939

Beverages - 1.63%
Brown-Forman Corp, Class B	978	53,203
Constellation Brands Inc, Class A	591	134,701
Monster Beverage Corp (a)	863	49,372
PepsiCo Inc	499	54,466
		$291,742

Biotechnology - 0.31%
Celgene Corp (a)	627	55,935

Chemicals - 2.06%
Eastman Chemical Co	1,261	133,136
PPG Industries Inc	1,134	126,555
Sherwin-Williams Co/The	135	52,936
Westlake Chemical Corp	505	56,131
		$368,758

Commercial Services - 7.68%
Automatic Data Processing Inc	474	53,790
Ecolab Inc	977	133,917
Equifax Inc	1,129	133,007
FleetCor Technologies Inc (a)	637	128,993
Global Payments Inc	1,124	125,348
Moody's Corp	763	123,072
S&P Global Inc	963	183,991
Total System Services Inc	2,101	181,232
TransUnion (a)	2,233	126,790
Verisk Analytics Inc (a)	1,808	188,032
		$1,378,172

Computers - 2.27%
Accenture PLC, Class A	1,148	176,218
Apple Inc	306	51,341
Cognizant Technology Solutions Corp, Class A	1,555	125,178
DXC Technology Co	533	53,582
		$406,319

Distribution/Wholesale - 1.03%
Fastenal Co	3,378	184,405

Diversified Financial Services - 8.18%
Alliance Data Systems Corp	528	112,390
BlackRock Inc	336	182,018
CME Group Inc	767	124,055
Intercontinental Exchange Inc	2,529	183,403
Mastercard Inc, Class A	1,051	184,093
Nasdaq Inc	2,289	197,358
SEI Investments Co	1,750	131,092
T Rowe Price Group Inc	1,628	175,775
Visa Inc, Class A	1,482	177,277
		$1,467,461

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric - 4.62%
American Electric Power Co Inc	1,944	$133,339
Dominion Energy Inc	1,721	116,047
Duke Energy Corp	726	56,243
NextEra Energy Inc	1,214	198,282
Pinnacle West Capital Corp	1,656	132,149
WEC Energy Group Inc	3,084	193,367
		$829,427

Electrical Components & Equipment - 1.03%
AMETEK Inc	2,439	185,291

Electronics - 3.09%
Amphenol Corp, Class A	1,395	120,151
Fortive Corp	2,406	186,513
Garmin Ltd	2,152	126,818
Mettler-Toledo International Inc (a)	210	120,756
		$554,238

Environmental Control - 2.02%
Republic Services Inc	2,750	182,132
Waste Management Inc	2,141	180,101
		$362,233

Food - 5.07%
Campbell Soup Co	4,293	185,930
Hershey Co/The	1,880	186,045
JM Smucker Co/The	1,010	125,250
Kellogg Co	825	53,633
Kraft Heinz Co/The	1,902	118,476
Lamb Weston Holdings Inc	1,010	58,802
McCormick & Co Inc	1,193	126,923
Sysco Corp	917	54,983
		$910,042

Forest Products & Paper - 0.27%
International Paper Co	918	49,049

Gas - 0.32%
Atmos Energy Corp	679	57,199

Hand/Machine Tools - 0.29%
Stanley Black & Decker Inc	343	52,548

Healthcare - Products - 2.30%
IDEXX Laboratories Inc (a)	987	188,902
Intuitive Surgical Inc (a)	127	52,429
Zimmer Biomet Holdings Inc	1,567	170,866
		$412,197

Healthcare - Services - 4.54%
Anthem Inc	232	50,970
Cigna Corp	650	109,031
Humana Inc	680	182,804
Laboratory Corp of America Holdings (a)	1,070	173,073
Quest Diagnostics Inc	1,237	124,071
UnitedHealth Group Inc	817	174,838
		$814,787

Home Builders - 1.01%
NVR Inc (a)	65	182,000

Household Products - 1.49%
Estee Lauder Cos Inc/The, Class A	921	137,892

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products (continued)
Procter & Gamble Co/The	1,624	$128,751
		$266,643

Household Products/Wares - 2.77%
Avery Dennison Corp	463	49,194
Church & Dwight Co Inc	2,591	130,483
Clorox Co/The	1,431	190,480
Kimberly-Clark Corp	1,150	126,649
		$496,806

Insurance - 4.12%
Aflac Inc	4,108	179,766
Arthur J Gallagher & Co	1,845	126,807
Progressive Corp/The	3,209	195,524
Reinsurance Group of America Inc	355	54,670
Torchmark Corp	2,165	182,228
		$738,995

Internet - 2.63%
CDW Corp	2,534	178,166
F5 Networks Inc (a)	1,243	179,750
Facebook Inc, Class A (a)	714	114,090
		$472,006

Lodging - 0.70%
Las Vegas Sands Corp	1,750	125,825

Machinery - Diversified - 3.54%
Cognex Corp	1,017	52,874
IDEX Corp	932	132,819
Nordson Corp	951	129,660
Roper Technologies Inc	671	188,343
Xylem Inc	1,709	131,456
		$635,152

Media - 0.29%
Comcast Corp, Class A	1,509	51,563

Miscellaneous Manufacture - 2.54%
3M Co	784	172,104
Dover Corp	546	53,628
Eaton Corp PLC	677	54,099
Illinois Tool Works Inc	789	123,605
Parker-Hannifin Corp	306	52,335
		$455,771

Pharmaceuticals - 2.65%
AbbVie Inc	1,101	104,210
Pfizer Inc	5,090	180,644
Zoetis Inc	2,285	190,820
		$475,674

Real Estate - 0.72%
CBRE Group Inc (a)	2,726	128,722

REITs - 3.63%
American Tower Corp	1,326	192,721
Essex Property Trust Inc	569	136,947
Extra Space Storage Inc	2,171	189,659
Public Storage	655	131,255
		$650,582

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail - 3.32%
Domino's Pizza Inc	245	$57,222
Home Depot Inc/The	698	124,412
Lowe's Cos Inc	610	53,527
McDonald's Corp	1,170	182,965
Starbucks Corp	957	55,401
Walgreens Boots Alliance Inc	1,851	121,185
		$594,712

Semiconductors - 4.88%
Applied Materials Inc	949	52,774
IPG Photonics Corp (a)	222	51,810
KLA-Tencor Corp	482	52,543
Lam Research Corp	664	134,898
Maxim Integrated Products Inc	896	53,957
Microchip Technology Inc	614	56,095
Micron Technology Inc (a)	1,119	58,345
NVIDIA Corp	225	52,108
ON Semiconductor Corp (a)	5,329	130,347
Teradyne Inc	1,204	55,035
Texas Instruments Inc	1,705	177,132
		$875,044

Software - 11.46%
Adobe Systems Inc (a)	883	190,799
ANSYS Inc (a)	342	53,588
Broadridge Financial Solutions Inc	1,839	201,720
CDK Global Inc	1,856	117,559
Cerner Corp (a)	852	49,416
Fidelity National Information Services Inc	1,901	183,066
Fiserv Inc (a)	2,542	181,270
Intuit Inc	1,107	191,899
Jack Henry & Associates Inc	1,575	190,496
MSCI Inc	1,305	195,058
Paychex Inc	2,837	174,731
Red Hat Inc (a)	1,253	187,336
SS&C Technologies Holdings Inc	2,574	138,069
		$2,055,007

Telecommunications - 0.97%
Arista Networks Inc (a)	685	174,880

Transportation - 2.55%
CSX Corp	1,017	56,657
Expeditors International of Washington Inc	841	53,235
FedEx Corp	221	53,064
Kansas City Southern	531	58,331
Norfolk Southern Corp	917	124,510
Union Pacific Corp	419	56,326
United Parcel Service Inc, Class B	524	54,842
		$456,965

Water - 0.74%
American Water Works Co Inc	1,606	131,901
TOTAL COMMON STOCKS		$17,862,047
Total Investments		$17,862,047
Other Assets and Liabilities - 0.42%		$75,272
TOTAL NET ASSETS - 100%		$17,937,319

(a) Non-income producing security

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

March 31, 2018 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	28.44%
Technology	18.60%
Financial	17.52%
Industrial	17.06%
Consumer, Cyclical	6.06%
Utilities	5.68%
Communications	3.89%
Basic Materials	2.33%
Other Assets and Liabilities	0.42%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Shareholder	Yield Index	ETF
March 31, 2018 (unaudited)

COMMON S TOCKS - 99.58%			Shares Held	Value

Advertising - 1.88%
Interpublic Group of Cos Inc/The			5,963	$137,328
Omnicom Group Inc			1,832	133,131
				$270,459

Aerospace & Defense - 2.40%
Boeing Co/The			385	126,234
General Dynamics Corp			331	73,118
Spirit AeroSystems Holdings Inc, Class A(a)			806	67,462
TransDigm Group Inc(a)			256	78,577
				$345,391

Airlines - 2.41%
Alaska Air Group Inc			2,163	134,020
Delta Air Lines Inc			1,366	74,870
Southwest Airlines Co			2,414	138,274
				$347,164

Apparel - 2.29%
Carter's Inc			1,196	124,504
Hanesbrands Inc			7,198	132,587
VF Corp			988	73,230
				$330,321

Auto Manufacturers - 1.48%
Ford M otor Co			13,159	145,802
General M otors Co			1,871	67,992
				$213,794

Auto Parts & Equipment - 2.91%
Allison Transmission Holdings Inc			3,524	137,648
BorgWarner Inc			2,844	142,854
Lear Corp			747	139,009
				$419,511

Banks - 9.51%
Associated Banc-Corp			2,981	74,078
Bank of New York M ellon Corp/The			2,447	126,094
BB&T Corp			1,355	70,514
Capital One Financial Corp			752	72,057
Citigroup Inc			975	65,812
Citizens Financial Group Inc			1,693	71,072
Huntington Bancshares Inc			8,890	134,239
PacWest Bancorp			1,412	69,936
PNC Financial Services Group Inc/The			467	70,629
Popular Inc			3,324	138,345
Regions Financial Corp			7,193	133,646
State Street Corp			694	69,213
Synovus Financial Corp			2,832	141,430
Zions Bancorp			2,541	133,987
				$1,371,052

Biotechnology - 1.83%
Amgen Inc			760	129,565
Gilead Sciences Inc			1,772	133,591
				$263,156

Chemicals - 3.48%
Air Products & Chemicals Inc			458	72,836
Celanese Corp, Series A			730	73,153
Eastman Chemical Co			1,381	145,806
LyondellBasell Industries NV, Class A			1,290	136,327

See accompanying notes.

Schedule of Investments
Principal Shareholder	Yield Index	ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)			Shares Held	Value

Chemicals (continued)
PPG Industries Inc			654	$72,987
				$501,109

Commercial S ervices - 1.03%
H&R Block Inc			2,907	73,867
Robert Half International Inc			1,289	74,620
				$148,487

Computers - 3.02%
Apple Inc			783	131,372
Cognizant Technology Solutions Corp, Class A(a)			898	72,289
International Business M achines Corp			473	72,572
Seagate Technology PLC			1,378	80,640
Western Digital Corp			851	78,522
				$435,395

Construction Materials - 0.50%
Fortune Brands Home & Security Inc			1,214	71,492

Distribution/Wholesale - 1.60%
Watsco Inc			445	80,532
WW Grainger Inc			533	150,450
				$230,982

Diversified Financial S ervices - 9.09%
Alliance Data Systems Corp (a)			578	123,033
American Express Co			755	70,426
Discover Financial Services			1,770	127,316
FNF Group			1,844	73,797
Intercontinental Exchange Inc			1,008	73,100
Invesco Ltd			2,262	72,407
Lazard Ltd, Class A			2,586	135,920
Legg M ason Inc			3,498	142,194
M astercard Inc, Class A			421	73,742
Nasdaq Inc			1,729	149,074
Navient Corp			10,772	141,329
Synchrony Financial			3,837	128,655
				$1,310,993

Electronics - 1.52%
Allegion PLC			875	74,628
Gentex Corp			3,242	74,631
Honeywell International Inc			488	70,521
				$219,780

Entertainment - 0.55%
Vail Resorts Inc			358	79,369

Food - 1.86%
General M ills Inc			1,456	65,607
Kroger Co/The			2,714	64,973
Tyson Foods Inc, Class A			1,877	137,378
				$267,958

Hand/Machine Tools - 0.90%
Snap -on Inc			877	129,393
Healthcare - Products - 0.68%
Patterson Cos Inc			4,421	98,279

Healthcare - Services - 2.84%
Anthem Inc			313	68,766
Humana Inc			272	73,122

See accompanying notes.

Schedule of Investments
		Principal Shareholder	Yield Index	ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)					S hares Held	Value

Healthcare - S ervices (continued)
Quest Diagnostics Inc					1,354	$135,806
UnitedHealth Group Inc					617	132,038
						$409,732

Home Builders - 0.50%
Toll Brothers Inc(a)					1,679	72,617

Home Furnishings	- 0.91%
Whirlpool Corp					859	131,521

Household Products - 0.55%
Estee Lauder Cos Inc/The, Class A					532	79,651

Household Products/Wares - 0.52%
Church & Dwight Co Inc					1,497	75,389

Housewares - 0.95%
Toro Co/The					2,195	137,078
Insurance - 5.93%
Allstate Corp/The					1,513	143,432
American Financial Group Inc					1,237	138,816
Axis Capital Holdings Ltd					1,492	85,894
CNO Financial Group Inc					6,195	134,246
First American Financial Corp					2,405	141,125
M etLife Inc					1,594	73,149
Primerica Inc					1,431	138,235
						$854,897

Internet - 0.93%
CDW Corp					1,915	134,644

Leisure Products & S ervices - 0.92%
Harley -Davidson Inc					3,077	131,942

Lodging - 0.50%
Wyndham Worldwide Corp					636	72,777

Machinery - Diversified - 0.93%
Cummins Inc					829	134,373

Media - 1.93%
Comcast Corp, Class A					2,033	69,468
Sirius XM Holdings Inc					11,723	73,151
Walt Disney Co/The					1,354	135,996
						$278,615

Miscellaneous Manufacture - 1.96%
Carlisle Cos Inc					715	74,653
Eaton Corp PLC					912	72,878
Ingersoll-Rand PLC					1,571	134,336
						$281,867

Oil & Gas - 2.10%
M arathon Petroleum Corp					2,179	159,307
Valero Energy Corp					1,544	143,237
						$302,544

Oil & Gas S ervices	- 1.02%
Baker Hughes a GE Co					5,289	146,875

Packaging & Containers - 1.00%
Silgan Holdings Inc					2,588	72,076
WestRock Co					1,119	71,806
						$143,882

See accompanying notes.

Schedule of Investments
	Principal Shareholder	Yield Index	ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)				S hares Held	Value

Pharmaceuticals - 3.81%
AbbVie Inc				635	$60,103
Allergan PLC				905	152,302
Cardinal Health Inc				1,064	66,692
CVS Health Corp				2,059	128,090
M cKesson Corp				493	69,449
Pfizer Inc				2,027	71,938
					$548,574

Real Estate - 1.59%
Jones Lang LaSalle Inc				458	79,985
Realogy Holdings Corp				5,464	149,058
					$229,043

REITs - 2.08%
American Tower Corp				528	76,739
Extra Space Storage Inc				866	75,654
Host Hotels & Resorts Inc				3,966	73,926
Simon Property Group Inc				480	74,088
					$300,407

Retail - 10.29%
Bed Bath & Beyond Inc				6,514	136,729
Cracker Barrel Old Country Store Inc				472	75,142
Foot Locker Inc				3,041	138,487
Home Depot Inc/The				765	136,354
Kohl's Corp				1,114	72,978
Lowe's Cos Inc				1,557	136,627
Nordstrom Inc				2,721	131,724
Signet Jewelers Ltd				2,775	106,893
Target Corp				1,850	128,445
TJX Cos Inc/The				891	72,670
Tractor Supply Co				2,149	135,430
Walgreens Boots Alliance Inc				1,069	69,987
Williams-Sonoma Inc				2,697	142,294
					$1,483,760

S avings & Loans - 0.98%
Investors Bancorp Inc				10,337	140,997

S emiconductors - 2.96%
Entegris Inc(a)				2,217	77,152
Lam Research Corp				727	147,697
Skyworks Solutions Inc				1,277	128,032
Teradyne Inc				1,622	74,142
					$427,023

S hipbuilding - 0.50%
Huntington Ingalls Industries Inc				281	72,431
S oftware - 1.57%
Broadridge Financial Solutions Inc				733	80,403
CDK Global Inc				1,072	67,901
M SCI Inc				520	77,724
					$226,028

Telecommunications - 2.37%
Cisco Systems Inc				3,117	133,688
Juniper Networks Inc				2,869	69,803
M otorola Solutions Inc				1,315	138,469
					$341,960

Transportation - 1.00%
Union Pacific Corp				1,071	143,974

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2018 (unaudited)

TOTAL COM MON STOCKS		$14,356,686
Total Investments		$14,356,686
Other Assets and Liabilities - 0.42%		$60,105
TOTAL NET AS S ETS - 100%		$14,416,791

(a) Non-income producing security

Portfolio S ummary (unaudited)
Sector	Percent
Financial	29.18%
Consumer, Cyclical	25.32%
Consumer, Non-cyclical	13.12%
Industrial	10.70%
Technology	7.55%
Communications	7.11%
Basic M aterials	3.48%
Energy	3.12%
Other Assets and Liabilities	0.42%
TOTAL NET AS S ETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2018 (unaudited)

	Principal
BONDS - 97.26%	Amount	Value

Auto Manufacturers - 2.03%
General M otors Financial Co Inc
(3-month USD LIBOR + 3.60%),
5.75%, 09/30/2027 (a),(b)	$900,000	$884,250

Banks - 47.88%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	1,800,000	1,894,500
Bank of New York M ellon Corp/The
(3-month USD LIBOR + 3.42%),
4.95%, 06/20/2020 (a),(b)	1,350,000	1,382,238
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%, 06/25/2037 (a),(b),(c)	1,800,000	1,998,000
Citigroup Inc
(3-month USD LIBOR + 4.06%),
5.88%, 03/27/2020 (a),(b)	900,000	929,250
Credit Agricole SA
(3-month USD LIBOR + 6.98%),
8.38%, 10/13/2019 (a),(b),(c)	1,350,000	1,444,500
Dresdner Funding Trust I
8.15%, 06/30/2031 (c)	1,350,000	1,711,125
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 3.92%),
5.38%, 05/10/2020 (a),(b)	1,350,000	1,385,883
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	1,350,000	2,116,962
JPM organ Chase & Co
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	900,000	981,900
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c)	1,350,000	1,698,188
M organ Stanley
(3-month USD LIBOR + 3.81%),
5.55%, 07/15/2020 (a),(b)	1,350,000	1,391,877
Standard Chartered PLC
(3-month USD LIBOR + 1.46%),
7.01%, 07/30/2037 (a),(b),(c)	1,800,000	2,074,500
US Bancorp
(3-month USD LIBOR + 2.91%),
5.30%, 04/15/2027 (a),(b)	900,000	920,250
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	900,000	946,800
		$20,875,973

Diversified Financial Services - 6.17%
American Express Co
(3-month USD LIBOR + 3.43%),
5.20%, 11/15/2019 (a),(b)	1,350,000	1,370,250
Charles Schwab Corp/The
(3-month USD LIBOR + 2.58%),
5.00%, 12/01/2027 (a),(b)	1,350,000	1,319,175
		$2,689,425

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2018 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Electric - 3.34%
Emera Inc,
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076	(a)	$1,350,000	$1,458,000

Insurance - 28.32%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053	(a)	900,000	942,750
American International Group Inc
(3-month USD LIBOR + 4.20%),
8.18%, 05/15/2068	(a)	1,350,000	1,795,500
Catlin Insurance Co Ltd
(3-month USD LIBOR + 2.98%),
4.71%, 07/19/2018 (a)	,(b)	1,350,000	1,346,625
Dai-ichi Life Insurance Co Ltd/The
(3-month USD LIBOR + 3.68%),
5.10%, 10/28/2024 (a)	,(b),(c)	1,800,000	1,873,548
Legal & General Group PLC
(5-year Swap rate + 3.69%),
5.25%, 03/21/2047	(a)	1,800,000	1,791,108
MetLife Inc
9.25%, 04/08/2038	(c)	1,335,000	1,815,600
Progressive Corp/The
(3-month USD LIBOR + 2.54%),
5.38%, 03/15/2023 (a)	,(b)	1,350,000	1,365,188
Prudential Financial Inc
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043	(a)	1,350,000	1,415,812
			$12,346,131

Mining - 4.35%
BHP Billiton Finance USA Ltd
(5-year Swap rate + 4.97%),
6.25%, 10/19/2075 (a)	,(c)	1,800,000	1,894,500

Pipelines - 5.17%
Enbridge Inc
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077	(a)	1,350,000	1,329,750
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075	(a)	900,000	922,500
			$2,252,250

TOTAL BONDS			$42,400,529
Total Investments			$42,400,529
Other Assets and Liabilities - 2.74%			$1,196,710
TOTAL NET AS S ETS - 100%			$43,597,239

(a)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,509,961 or 33.28% of net assets.

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

March 31, 2018 (unaudited)

Portfolio S ummary (unaudited)

Sector	Percent
Financial	82.37%
Energy	5.17%
Basic M aterials	4.35%
Utilities	3.34%
Consumer, Cyclical	2.03%
Other Assets and Liabilities	2.74%
TOTAL NET AS S ETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS - 99.70%	Shares Held	Value

Aerospace & Defense - 7.15%
Boeing Co/The	121	$39,674
Curtiss-Wright Corp	326	44,033
Harris Corp	281	45,320
HEICO Corp	510	44,273
Lockheed Martin Corp	124	41,903
Northrop Grumman Corp	125	43,640
Raytheon Co	203	43,811
Spirit AeroSystems Holdings Inc, Class A	482	40,343
Teledyne Technologies Inc (a)	236	44,172
		$387,169

Apparel - 1.78%
Carter's Inc	374	38,934
Columbia Sportswear Co	381	29,120
VF Corp	386	28,610
		$96,664

Banks - 4.89%
Bank of America Corp	1,372	41,146
Comerica Inc	450	43,168
Fifth Third Bancorp	872	27,686
JPMorgan Chase & Co	378	41,569
PNC Financial Services Group Inc/The	279	42,196
Regions Financial Corp	2,270	42,177
State Street Corp	271	27,027
		$264,969

Beverages - 1.28%
Brown-Forman Corp, Class B	797	43,357
Monster Beverage Corp (a)	454	25,973
		$69,330

Biotechnology - 0.69%
Bluebird Bio Inc (a)	218	37,224

Chemicals - 1.38%
Eastman Chemical Co	285	30,090
Westlake Chemical Corp	404	44,905
		$74,995

Commercial Services - 10.32%
Bright Horizons Family Solutions Inc (a)	461	45,971
Cintas Corp	256	43,668
CoStar Group Inc (a)	128	46,423
FleetCor Technologies Inc (a)	144	29,160
Global Payments Inc	254	28,326
Moody's Corp	262	42,261
PayPal Holdings Inc (a)	554	42,032
Rollins Inc	573	29,240
S&P Global Inc	229	43,753
Square Inc (a)	957	47,084
Total System Services Inc	497	42,871
United Rentals Inc (a)	250	43,183
Verisk Analytics Inc (a)	282	29,328
WEX Inc (a)	292	45,733
		$559,033

Computers - 4.28%
Accenture PLC, Class A	271	41,599
Cognizant Technology Solutions Corp, Class A	533	42,906
DXC Technology Co	426	42,826
EPAM Systems Inc (a)	255	29,203

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
Fortinet Inc (a)	571	$30,594
NetApp Inc	728	44,910
		$232,038

Distribution/Wholesale - 0.53%
KAR Auction Services Inc	533	28,889

Diversified Financial Services - 9.70%
Ally Financial Inc	1,033	28,046
BlackRock Inc	80	43,337
Charles Schwab Corp/The	544	28,408
CME Group Inc	263	42,538
Credit Acceptance Corp (a)	92	30,398
E*TRADE Financial Corp (a)	843	46,711
FNF Group	1,103	44,142
LPL Financial Holdings Inc	685	41,833
Mastercard Inc, Class A	251	43,965
SEI Investments Co	605	45,320
T Rowe Price Group Inc	391	42,216
TD Ameritrade Holding Corp	766	45,370
Visa Inc, Class A	358	42,824
		$525,108

Electrical Components & Equipment - 0.81%
AMETEK Inc	577	43,835

Electronics - 3.73%
Amphenol Corp, Class A	478	41,170
FLIR Systems Inc	897	44,859
Fortive Corp	375	29,070
National Instruments Corp	871	44,047
TE Connectivity Ltd	427	42,657
		$201,803

Food - 0.57%
Lamb Weston Holdings Inc	533	31,031

Healthcare - Products - 3.89%
ABIOMED Inc (a)	163	47,431
Align Technology Inc (a)	167	41,939
Bio-Techne Corp	204	30,812
ICU Medical Inc (a)	191	48,208
Intuitive Surgical Inc (a)	103	42,522
		$210,912

Healthcare - Services - 1.26%
Anthem Inc	186	40,864
UnitedHealth Group Inc	127	27,178
		$68,042

Household Products - 0.88%
Estee Lauder Cos Inc/The, Class A	317	47,461

Household Products/Wares - 0.73%
Avery Dennison Corp	370	39,312

Insurance - 3.24%
Arthur J Gallagher & Co	417	28,660
Berkshire Hathaway Inc, Class B (a)	139	27,728
Brown & Brown Inc	1,096	27,882
First American Financial Corp	759	44,538
Progressive Corp/The	765	46,612
		$175,420

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet - 5.10%
Amazon.com Inc (a)	29	$41,973
GoDaddy Inc (a)	482	29,604
GrubHub Inc (a)	440	44,647
IAC/InterActiveCorp (a)	294	45,976
Netflix Inc (a)	151	44,598
Twitter Inc (a)	1,382	40,092
VeriSign Inc (a)	249	29,521
		$276,411

Iron & Steel - 0.43%
United States Steel Corp	663	23,331

Lodging - 2.11%
Choice Hotels International Inc	365	29,255
Hilton Worldwide Holdings Inc	545	42,924
Marriott International Inc, Class A	310	42,154
		$114,333

Machinery - Construction & Mining - 1.31%
BWX Technologies Inc	458	29,097
Caterpillar Inc	284	41,856
		$70,953

Machinery - Diversified - 3.01%
Deere & Co	272	42,247
IDEX Corp	321	45,746
Roper Technologies Inc	105	29,472
Xylem Inc	590	45,383
		$162,848

Miscellaneous Manufacture - 0.51%
Hexcel Corp	429	27,709

Oil & Gas - 1.76%
HollyFrontier Corp	1,029	50,277
Valero Energy Corp	487	45,179
		$95,456

Pharmaceuticals - 4.39%
Abbott Laboratories	730	43,742
AbbVie Inc	378	35,778
Herbalife Ltd (a)	313	30,508
Nektar Therapeutics (a)	505	53,661
Neurocrine Biosciences Inc (a)	341	28,279
Zoetis Inc	545	45,513
		$237,481

Real Estate - 1.70%
CBRE Group Inc (a)	942	44,481
Jones Lang LaSalle Inc	272	47,502
		$91,983

Retail - 2.25%
Copart Inc (a)	941	47,925
Kohl's Corp	666	43,630
PVH Corp	199	30,134
		$121,689

Semiconductors - 4.44%
Intel Corp	585	30,467
IPG Photonics Corp (a)	179	41,775
Marvell Technology Group Ltd	1,876	39,396

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Semiconductors (continued)
NVIDIA Corp		181	$41,918
ON Semiconductor Corp (a)		1,842	45,055
Texas Instruments Inc		403	41,868
			$240,479

Software - 11.01%
Adobe Systems Inc (a)		211	45,593
ANSYS Inc (a)		180	28,204
Aspen Technology Inc (a)		373	29,426
Broadridge Financial Solutions Inc		436	47,825
Fair Isaac Corp		170	28,793
Intuit Inc		174	30,163
Jack Henry & Associates Inc		246	29,754
Microsoft Corp		466	42,532
MSCI Inc		310	46,336
Paycom Software Inc (a)		442	47,466
PTC Inc (a)		390	30,424
Red Hat Inc (a)		297	44,404
salesforce.com Inc (a)		379	44,078
ServiceNow Inc (a)		271	44,837
SS&C Technologies Holdings Inc		582	31,218
Take-Two Interactive Software Inc (a)		258	25,227
			$596,280

Telecommunications - 1.81%
Arista Networks Inc (a)		107	27,317
Cisco Systems Inc		983	42,161
Motorola Solutions Inc		271	28,536
			$98,014

Transportation - 2.76%
CH Robinson Worldwide Inc		309	28,956
JB Hunt Transport Services Inc		243	28,467
Old Dominion Freight Line Inc		317	46,590
XPO Logistics Inc (a)		445	45,306
			$149,319

TOTAL COMMON STOCKS			$5,399,521
Total Investments			$5,399,521
Other Assets and Liabilities - 0.30%			$16,135
TOTAL NET ASSETS - 100%			$5,415,656

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	24.00%
Technology	19.73%
Financial	19.53%
Industrial	19.27%
Communications	6.91%
Consumer, Cyclical	6.68%
Basic Materials	1.82%
Energy	1.76%
Other Assets and Liabilities	0.30%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index
March 31, 2018 (unaudited)

COMMON STOCKS - 99.50%	Shares Held	Value

Aerospace & Defense - 2.96%
Boeing Co/The	51,728	$16,960,577
United Technologies Corp	252,164	31,727,274
		$48,687,851

Agriculture - 2.38%
Altria Group Inc	208,343	12,983,936
Philip Morris International Inc	263,780	26,219,732
		$39,203,668

Banks - 8.23%
Bank of America Corp	521,947	15,653,191
Citigroup Inc	402,121	27,143,167
Goldman Sachs Group Inc/The	123,492	31,102,695
JPMorgan Chase & Co	306,538	33,709,984
Wells Fargo & Co	531,060	27,832,855
		$135,441,892

Beverages - 5.36%
Coca-Cola Co/The	1,006,750	43,723,152
PepsiCo Inc	407,013	44,425,469
		$88,148,621

Biotechnology - 3.46%
Amgen Inc	157,031	26,770,645
Celgene Corp (a)	200,719	17,906,142
Gilead Sciences Inc	163,013	12,289,550
		$56,966,337

Computers - 5.64%
Apple Inc	367,996	61,742,369
International Business Machines Corp	201,765	30,956,804
		$92,699,173

Diversified Financial Services - 4.23%
Mastercard Inc, Class A	207,141	36,282,817
Visa Inc, Class A	278,161	33,273,619
		$69,556,436

Electronics - 2.81%
Honeywell International Inc	319,762	46,208,807

Food - 2.21%
Kraft Heinz Co/The	584,304	36,396,296

Healthcare - Products - 1.83%
Medtronic PLC	376,115	30,171,945

Healthcare - Services - 3.01%
UnitedHealth Group Inc	231,487	49,538,218

Household Products - 2.40%
Procter & Gamble Co/The	498,231	39,499,754

Insurance - 3.00%
Berkshire Hathaway Inc, Class B (a)	247,198	49,311,057

Internet - 7.23%
Alphabet Inc, Class A (a)	45,599	47,292,547
Amazon.com Inc (a)	30,576	44,253,868
Facebook Inc, Class A (a)	171,402	27,388,325
		$118,934,740

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media - 3.21%
Charter Communications Inc (a)	36,206	$11,268,031
Comcast Corp, Class A	343,692	11,743,956
Walt Disney Co/The	297,255	29,856,292
		$52,868,279

Miscellaneous Manufacture - 2.85%
3M Co	139,355	30,591,209
General Electric Co	1,211,531	16,331,438
		$46,922,647

Oil & Gas - 4.24%
Chevron Corp	249,006	28,396,644
Exxon Mobil Corp	553,180	41,272,760
		$69,669,404

Oil & Gas Services - 1.65%
Schlumberger Ltd	419,922	27,202,547

Pharmaceuticals - 13.06%
Abbott Laboratories	548,962	32,893,803
AbbVie Inc	148,684	14,072,941
Bristol-Myers Squibb Co	458,906	29,025,805
Eli Lilly & Co	342,444	26,494,892
Johnson & Johnson	348,629	44,676,806
Merck & Co Inc	707,700	38,548,419
Pfizer Inc	820,441	29,117,451
		$214,830,117

Retail - 5.74%
Home Depot Inc/The	179,021	31,908,703
McDonald's Corp	186,908	29,228,673
Walmart Inc	374,437	33,313,660
		$94,451,036

Semiconductors - 3.47%
Intel Corp	769,139	40,056,759
NVIDIA Corp	73,693	17,066,562
		$57,123,321

Software - 3.80%
Microsoft Corp	548,488	50,060,500
Oracle Corp	273,671	12,520,448
		$62,580,948

Telecommunications - 4.67%
AT&T Inc	747,694	26,655,291
Cisco Systems Inc	871,014	37,357,791
Verizon Communications Inc	267,277	12,781,186
		$76,794,268

Transportation - 2.06%
Union Pacific Corp	252,123	33,892,895
TOTAL COMMON STOCKS		$1,637,100,257
Total Investments		$1,637,100,257
Other Assets and Liabilities - 0.50%		$8,285,524
TOTAL NET ASSETS - 100%		$1,645,385,781

(a) Non-income producing security

See accompanying notes.

     Schedule of Investments Principal U.S. Mega-Cap Multi-Factor Index March 31, 2018 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	33.71%
Financial	15.46%
Communications	15.11%
Technology	12.91%
Industrial	10.68%
Energy	5.89%
Consumer, Cyclical	5.74%
Other Assets and Liabilities	0.50%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS - 99.57%	Shares Held	Value

Aerospace & Defense - 1.53%
Aerojet Rocketdyne Holdings Inc (a)	33,284	$930,954
Aerovironment Inc (a)	13,784	627,310
Kaman Corp	22,251	1,382,232
KLX Inc (a)	33,068	2,349,812
National Presto Industries Inc	1,472	138,000
		$5,428,308

Agriculture - 0.10%
Phibro Animal Health Corp, Class A	9,163	363,771

Apparel - 0.59%
Oxford Industries Inc	7,332	546,674
Steven M adden Ltd	35,406	1,554,323
		$2,100,997

Auto Manufacturers - 0.24%
Wabash National Corp	40,145	835,417

Auto Parts & Equipment - 0.32%
Cooper-Standard Holdings Inc (a)	7,290	895,285
Douglas Dynamics Inc	5,624	243,800
		$1,139,085

Banks - 7.94%
Ameris Bancorp	20,630	1,091,327
Atlantic Capital Bancshares Inc (a)	10,977	198,684
BancFirst Corp	4,743	251,853
Banner Corp	21,139	1,173,003
Blue Hills Bancorp Inc	7,140	148,869
Bryn M awr Bank Corp	6,335	278,423
Camden National Corp	4,480	199,360
Cathay General Bancorp	51,874	2,073,923
CenterState Bank Corp	30,390	806,247
Central Pacific Financial Corp	15,621	444,574
City Holding Co	6,287	431,037
CoBiz Financial Inc	12,196	239,042
Columbia Banking System Inc	31,664	1,328,305
Customers Bancorp Inc (a)	17,615	513,477
Eagle Bancorp Inc (a)	15,567	931,685
Enterprise Financial Services Corp	16,949	794,908
Equity Bancshares Inc, Class A (a)	7,141	279,642
FCB Financial Holdings Inc, Class A (a)	28,315	1,446,896
First Commonwealth Financial Corp	55,884	789,641
First Connecticut Bancorp Inc	4,427	113,331
First Financial Bankshares Inc	22,314	1,033,138
First Foundation Inc (a)	11,182	207,314
First M erchants Corp	32,087	1,338,028
German American Bancorp Inc	5,112	170,485
Great Western Bancorp Inc	26,256	1,057,329
Green Bancorp Inc (a)	17,218	383,100
Guaranty Bancorp	17,343	491,674
Hanmi Financial Corp	16,605	510,604
Heartland Financial USA Inc	9,538	505,991
Heritage Commerce Corp	13,987	230,506
Heritage Financial Corp	19,486	596,272
Horizon Bancorp	9,795	293,948
Independent Bank Corp	9,690	693,319
Independent Bank Group Inc	13,584	960,389
Lakeland Bancorp Inc	14,209	282,049
Lakeland Financial Corp	9,503	439,324
Live Oak Bancshares Inc	10,571	293,874
National Bank Holdings Corp, Class A	11,139	370,372
National Commerce Corp (a)	5,388	234,647

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	Shares Held	Value

Banks (continued)
Nicolet Bankshares Inc (a)	2,633	$144,999
Old Second Bancorp Inc	7,267	101,011
Peoples Bancorp Inc	3,561	126,237
Preferred Bank	8,048	516,682
QCR Holdings Inc	6,518	292,332
Republic First Bancorp Inc (a)	13,823	120,260
ServisFirst Bancshares Inc	14,360	586,175
Southside Bancshares Inc	12,207	424,071
TriCo Bancshares	7,082	263,592
Triumph Bancorp Inc (a)	10,555	434,866
Veritex Holdings Inc (a)	14,730	407,579
Walker & Dunlop Inc	18,722	1,112,461
		$28,156,855

Beverages - 0.18%
M GP Ingredients Inc	7,080	634,297

Biotechnology - 3.31%
Abeona Therapeutics Inc (a)	9,080	130,298
Amicus Therapeutics Inc (a)	82,021	1,233,596
Arena Pharmaceuticals Inc (a)	17,769	701,875
Cambrex Corp (a)	19,951	1,043,437
Emergent BioSolutions Inc (a)	18,061	950,912
Enzo Biochem Inc (a)	11,581	63,464
ImmunoGen Inc (a)	57,745	607,477
Innoviva Inc (a)	57,877	964,810
Ligand Pharmaceuticals Inc (a)	17,994	2,971,889
M yriad Genetics Inc (a)	39,485	1,166,782
Omeros Corp (a)	20,834	232,716
PDL BioPharma Inc (a)	53,960	158,642
Pieris Pharmaceuticals Inc (a)	15,297	104,325
PTC Therapeutics Inc (a)	20,732	561,008
Retrophin Inc (a)	14,330	320,419
Sangamo Therapeutics Inc (a)	27,888	529,872
		$11,741,522

Chemicals - 2.86%
American Vanguard Corp	4,484	90,577
Balchem Corp	9,008	736,404
HB Fuller Co	35,906	1,785,605
Ingevity Corp (a)	15,720	1,158,407
Innophos Holdings Inc	4,728	190,113
KM G Chemicals Inc	6,106	366,055
Koppers Holdings Inc (a)	5,928	243,641
Kraton Corp (a)	12,719	606,823
M inerals Technologies Inc	12,225	818,464
PolyOne Corp	48,023	2,041,938
Quaker Chemical Corp	5,030	745,094
Rayonier Advanced M aterials Inc	33,120	711,086
Stepan Co	7,591	631,419
		$10,125,626

Commercial S ervices - 7.55%
Aaron's Inc	22,451	1,046,217
Adtalem Global Education Inc (a)	14,207	675,543
Alarm.com Holdings Inc (a)	33,715	1,272,404
AM N Healthcare Services Inc (a)	29,890	1,696,257
ASGN Inc (a)	23,901	1,957,014
B. Riley Financial Inc	8,220	160,290
Barrett Business Services Inc	2,724	225,765
CAI International Inc (a)	11,954	254,142
Care.com Inc (a)	4,133	67,244
Carriage Services Inc	5,506	152,296

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	Shares Held	Value

Commercial S ervices (continued)
CBIZ Inc (a)	20,053	$365,967
CorVel Corp (a)	1,945	98,320
CRA International Inc	2,278	119,117
Ennis Inc	11,121	219,084
EVERTEC Inc	33,822	552,990
Forrester Research Inc	4,578	189,758
Graham Holdings Co, Class B	1,415	852,184
Green Dot Corp, Class A (a)	31,034	1,991,141
Hackett Group Inc/The	9,200	147,752
HealthEquity Inc (a)	41,712	2,525,244
HM S Holdings Corp (a)	36,495	614,576
Insperity Inc	11,619	808,101
Korn	27,001	1,392,982
LendingTree Inc (a)	9,951	3,265,421
M edifast Inc	3,612	337,541
Nutrisystem Inc	18,905	509,490
Paylocity Holding Corp (a)	16,380	839,147
Sotheby's (a)	22,772	1,168,431
SP Plus Corp (a)	7,556	268,994
Strayer Education Inc	1,878	189,772
TriNet Group Inc (a)	16,901	782,854
Viad Corp	7,313	383,567
Weight Watchers International Inc (a)	25,692	1,637,094
		$26,766,699

Computers - 2.66%
CACI International Inc, Class A (a)	14,223	2,152,651
Convergys Corp	83,700	1,893,294
ExlService Holdings Inc (a)	21,535	1,201,007
Insight Enterprises Inc (a)	8,107	283,178
M ercury Systems Inc (a)	26,888	1,299,228
Qualys Inc (a)	13,099	952,952
StarTek Inc (a)	5,611	54,876
TTEC Holdings Inc	9,619	295,303
Varonis Systems Inc (a)	21,619	1,307,949
		$9,440,438

Construction Materials - 2.48%
American Woodmark Corp (a)	7,439	732,370
Apogee Enterprises Inc	19,559	847,883
Armstrong World Industries Inc (a)	30,133	1,696,488
Builders FirstSource Inc (a)	63,799	1,265,772
Patrick Industries Inc (a)	7,119	440,310
PGT Innovations Inc (a)	28,145	524,904
Simpson M anufacturing Co Inc	24,027	1,383,715
Trex Co Inc (a)	17,612	1,915,657
		$8,807,099

Distribution/Wholesale - 0.28%
Systemax Inc	3,051	87,106
Triton International Ltd	29,450	901,170
		$988,276

Diversified Financial S ervices - 4.60%
Artisan Partners Asset M anagement Inc, Class A	48,303	1,608,490
Cohen & Steers Inc	19,869	807,874
Diamond Hill Investment Group Inc	2,190	452,366
Encore Capital Group Inc (a)	17,831	805,961
Enova International Inc (a)	27,393	604,016
Evercore Inc, Class A	30,305	2,642,596
Federal Agricultural M ortgage Corp, Class C	6,990	608,270
Federated Investors Inc, Class B	82,456	2,754,030

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Greenhill & Co Inc	45,736	$846,116
Hannon Armstrong Sustainable Infrastructure Capital Inc	39,007	760,637
Houlihan Lokey Inc	32,483	1,448,742
M oelis & Co, Class A	39,439	2,005,473
PJT Partners Inc, Class A	12,778	640,178
R1 RCM Inc (a)	12,509	89,314
Westwood Holdings Group Inc	4,239	239,461
		$16,313,524

Electric - 1.63%
El Paso Electric Co	21,625	1,102,875
NRG Yield Inc, Class C	96,028	1,632,476
Ormat Technologies Inc	11,618	655,023
PNM Resources Inc	60,654	2,320,015
Spark Energy Inc, Class A	5,823	69,003
		$5,779,392

Electrical Components & Equipment - 0.42%
Advanced Energy Industries Inc (a)	23,579	1,506,698

Electronics - 2.82%
Applied Optoelectronics Inc (a)	37,438	938,196
Badger M eter Inc	8,388	395,494
Brady Corp, Class A	19,889	738,876
Control4 Corp (a)	28,508	612,352
II-VI Inc (a)	34,662	1,417,676
Itron Inc (a)	19,779	1,415,188
KEM ET Corp (a)	72,257	1,310,020
Kimball Electronics Inc (a)	5,122	82,720
M ethode Electronics Inc	18,932	740,241
NVE Corp	1,076	89,426
Rogers Corp (a)	8,735	1,044,182
Stoneridge Inc (a)	4,372	120,667
TTM Technologies Inc (a)	70,949	1,084,810
		$9,989,848

Energy - Alternate Sources - 0.36%
Pattern Energy Group Inc	57,207	989,109
Renewable Energy Group Inc (a)	22,835	292,288
		$1,281,397

Engineering & Construction - 0.72%
Argan Inc	9,539	409,700
Exponent Inc	6,824	536,708
NV5 Global Inc (a)	2,635	146,901
TopBuild Corp (a)	17,720	1,355,935
VSE Corp	2,042	105,612
		$2,554,856

Entertainment - 1.45%
Churchill Downs Inc	5,000	1,220,250
Dolby Laboratories Inc, Class A	16,284	1,035,011
Eldorado Resorts Inc (a)	25,669	847,077
International Speedway Corp, Class A	7,834	345,480
M arriott Vacations Worldwide Corp	12,180	1,622,376
RCI Hospitality Holdings Inc	2,060	58,483
		$5,128,677

Environmental Control - 0.83%
Advanced Emissions Solutions Inc	7,309	83,469
Heritage-Crystal Clean Inc (a)	5,836	137,438
M SA Safety Inc	19,675	1,637,747

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Environmental Control (continued)
Tetra Tech Inc	21,935	$1,073,718
		$2,932,372

Food - 0.60%
Chefs' Warehouse Inc/The (a)	3,338	76,774
John B Sanfilippo & Son Inc	4,440	256,943
Sanderson Farms Inc	15,120	1,799,582
		$2,133,299

Forest Products & Paper - 0.27%
Neenah Inc	7,564	593,017
Schweitzer-M auduit International Inc	9,505	372,121
		$965,138

Gas - 0.35%
Chesapeake Utilities Corp	4,915	345,770
Northwest Natural Gas Co	15,302	882,161
		$1,227,931

Hand/Machine Tools - 0.13%
Franklin Electric Co Inc	11,144	454,118

Healthcare - Products - 6.22%
Abaxis Inc	8,222	580,638
Analogic Corp	5,046	483,911
AngioDynamics Inc (a)	8,539	147,298
Atrion Corp	395	249,364
AxoGen Inc (a)	8,099	295,614
BioTelemetry Inc (a)	19,168	595,166
Cantel M edical Corp	8,320	926,931
Cardiovascular Systems Inc (a)	12,167	266,822
CONM ED Corp	8,982	568,830
CryoLife Inc (a)	8,240	165,212
Cutera Inc (a)	4,055	203,764
FONAR Corp (a)	1,704	50,779
Glaukos Corp (a)	23,598	727,526
Globus M edical Inc, Class A (a)	41,281	2,056,619
Haemonetics Corp (a)	18,934	1,385,212
Halyard Health Inc (a)	26,493	1,220,797
Inogen Inc (a)	10,903	1,339,325
Insulet Corp (a)	21,254	1,842,297
Integer Holdings Corp (a)	14,799	836,884
Intersect ENT Inc (a)	11,474	450,928
Invacare Corp	14,998	260,965
Lantheus Holdings Inc (a)	16,148	256,753
LeM aitre Vascular Inc	5,210	188,758
Luminex Corp	14,429	304,019
M eridian Bioscience Inc	15,661	222,386
M erit M edical Systems Inc (a)	19,897	902,329
M iM edx Group Inc (a)	87,187	607,693
Nevro Corp (a)	18,800	1,629,396
Novocure Ltd (a)	28,853	628,995
OraSure Technologies Inc (a)	23,885	403,418
Quidel Corp (a)	8,726	452,094
Repligen Corp (a)	14,682	531,195
Wright M edical Group NV (a)	63,370	1,257,261
		$22,039,179

Healthcare - Services - 2.88%
Addus HomeCare Corp (a)	1,949	94,819
Amedisys Inc (a)	13,089	789,790
Chemed Corp	6,378	1,740,301

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	Shares Held	Value

Healthcare - S ervices (continued)
Community Health Systems Inc (a)	79,525	$314,919
Ensign Group Inc/The	9,195	241,829
LHC Group Inc (a)	7,961	490,079
M agellan Health Inc (a)	8,252	883,789
National HealthCare Corp	2,904	173,166
Providence Service Corp/The (a)	2,826	195,390
RadNet Inc (a)	8,375	120,600
Select M edical Holdings Corp (a)	35,186	606,959
Surgery Partners Inc (a)	10,696	183,436
Syneos Health Inc (a)	46,288	1,643,224
Teladoc Inc (a)	34,904	1,406,631
Tivity Health Inc (a)	27,294	1,082,207
US Physical Therapy Inc	2,968	241,298
		$10,208,437

Home Builders - 1.94%
Cavco Industries Inc (a)	2,205	383,118
Installed Building Products Inc (a)	7,978	479,079
KB Home	100,733	2,865,854
LGI Homes Inc (a)	16,854	1,189,387
M DC Holdings Inc	40,584	1,133,105
Winnebago Industries Inc	21,698	815,845
		$6,866,388

Home Furnishings - 1.13%
Hooker Furniture Corp	2,052	75,308
iRobot Corp (a)	31,013	1,990,725
La-Z-Boy Inc	19,596	586,900
Sleep Number Corp (a)	38,652	1,358,618
		$4,011,551

Household Products/Wares - 0.27%
Central Garden & Pet Co, Class A (a)	7,595	300,838
WD-40 Co	5,016	660,607
		$961,445

Insurance - 1.25%
American Equity Investment Life Holding Co	64,572	1,895,834
Employers Holdings Inc	10,601	428,810
NM I Holdings Inc, Class A (a)	35,610	589,346
Selective Insurance Group Inc	22,769	1,382,078
Trupanion Inc (a)	4,584	137,016
		$4,433,084

Internet - 3.76%
Blucora Inc (a)	23,635	581,421
Cogent Communications Holdings Inc	26,963	1,170,194
ePlus Inc (a)	5,642	438,383
M atch Group Inc (a)	86,603	3,848,637
NIC Inc	37,741	501,955
Quotient Technology Inc (a)	12,663	165,885
RingCentral Inc, Class A (a)	39,421	2,503,234
Stamps.com Inc (a)	5,921	1,190,417
Trade Desk Inc/The Class A (a)	21,290	1,056,410
Web.com Group Inc (a)	19,148	346,579
Yelp Inc (a)	36,798	1,536,317
		$13,339,432

Investment Companies - 0.32%
BBX Capital Corp	21,566	198,623

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	Shares Held	Value

Investment Companies (continued)
TPG Specialty Lending Inc	53,353	$952,884
		$1,151,507

Leisure Products & S ervices - 0.79%
Callaway Golf Co	47,650	779,554
Fox Factory Holding Corp (a)	20,908	729,689
Johnson Outdoors Inc, Class A	2,287	141,794
LCI Industries	6,625	689,994
M alibu Boats Inc, Class A (a)	9,417	312,738
M CBC Holdings Inc (a)	5,839	147,143
		$2,800,912

Leisure Time - 0.48%
Planet Fitness Inc, Class A (a)	45,276	1,710,075

Lodging - 1.16%
Boyd Gaming Corp	63,428	2,020,816
ILG Inc	65,417	2,035,123
M onarch Casino & Resort Inc (a)	1,192	50,410
		$4,106,349

Machinery - Diversified - 1.10%
Alamo Group Inc	4,874	535,653
Altra Industrial M otion Corp	12,468	572,904
Applied Industrial Technologies Inc	19,723	1,437,807
Chart Industries Inc (a)	9,892	583,925
Ichor Holdings Ltd (a)	18,246	441,736
Kadant Inc	3,599	340,105
		$3,912,130

Media - 1.84%
Central European M edia Enterprises Ltd, Class A (a)	19,012	79,850
EW Scripps Co/The Class A	15,330	183,807
Gray Television Inc (a)	24,005	304,863
John Wiley & Sons Inc, Class A	14,238	906,961
M eredith Corp	19,752	1,062,658
New York Times Co/The Class A	53,790	1,296,339
Sinclair Broadcast Group Inc, Class A	51,157	1,601,214
World Wrestling Entertainment Inc, Class A	29,826	1,074,034
		$6,509,726

Metal Fabrication & Hardware - 0.53%
Global Brass & Copper Holdings Inc	6,193	207,156
M ueller Industries Inc	12,709	332,468
Omega Flex Inc	836	54,424
RBC Bearings Inc (a)	7,212	895,730
Sun Hydraulics Corp	7,304	391,202
		$1,880,980

Mining - 0.39%
Kaiser Aluminum Corp	12,572	1,268,515
Smart Sand Inc (a)	20,050	116,691
		$1,385,206

Miscellaneous Manufacture - 2.75%
Barnes Group Inc	26,496	1,586,846
Chase Corp	1,407	163,845
Harsco Corp (a)	23,845	492,399
Hillenbrand Inc	16,360	750,924
John Bean Technologies Corp	14,884	1,687,846
Proto Labs Inc (a)	14,624	1,719,051
Raven Industries Inc	9,646	338,092

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture (continued)
Standex International Corp	3,448	$328,767
Trinseo SA	36,225	2,682,461
		$9,750,231

Office Furnishings - 0.58%
Herman M iller Inc	27,991	894,313
Interface Inc	22,048	555,610
Kimball International Inc, Class B	4,859	82,797
Steelcase Inc, Class A	37,919	515,698
		$2,048,418

Oil & Gas - 2.58%
CVR Energy Inc	18,097	546,891
Delek US Holdings Inc	41,364	1,683,515
Diamond Offshore Drilling Inc (a)	73,998	1,084,811
Gulfport Energy Corp (a)	126,096	1,216,826
M atador Resources Co (a)	46,211	1,382,171
Par Pacific Holdings Inc (a)	13,866	238,079
Ring Energy Inc (a)	14,513	208,262
Southwestern Energy Co (a)	395,476	1,712,411
SRC Energy Inc (a)	71,697	676,103
Unit Corp (a)	11,340	224,078
W&T Offshore Inc (a)	36,105	159,945
		$9,133,092

Oil & Gas S ervices - 0.90%
Archrock Inc	17,278	151,183
Basic Energy Services Inc (a)	9,979	144,097
Exterran Corp (a)	7,505	200,383
Key Energy Services Inc (a)	3,851	45,134
M cDermott International Inc (a)	114,347	696,373
M RC Global Inc (a)	45,544	748,743
Newpark Resources Inc (a)	19,740	159,894
Oceaneering International Inc	55,529	1,029,508
		$3,175,315

Pharmaceuticals - 1.33%
Anika Therapeutics Inc (a)	4,956	246,412
Antares Pharma Inc (a)	54,932	120,850
Calithera Biosciences Inc (a)	13,167	82,952
Corcept Therapeutics Inc (a)	32,910	541,370
Eagle Pharmaceuticals Inc (a)	9,834	518,154
M omenta Pharmaceuticals Inc (a)	25,827	468,760
M yoKardia Inc (a)	4,459	217,599
Natural Health Trends Corp	2,031	38,609
Neogen Corp (a)	9,672	647,927
Owens & M inor Inc	52,985	823,917
Supernus Pharmaceuticals Inc (a)	21,880	1,002,104
		$4,708,654

Pipelines - 0.26%
SemGroup Corp, Class A	42,934	918,788
Real Estate - 0.20%
M aui Land & Pineapple Co Inc (a)	4,691	54,650
RE/M AX Holdings Inc, Class A	7,138	431,492
RM R Group Inc/The, Class A	3,132	219,084
		$705,226

REITs - 6.92%
AG M ortgage Investment Trust Inc	40,384	701,470
Alexander's Inc	1,514	577,182

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	Shares Held	Value

REITs (continued)
Anworth M ortgage Asset Corp	130,970	$628,656
Apollo Commercial Real Estate Finance Inc	135,398	2,434,456
Arbor Realty Trust Inc	64,356	567,620
ARM OUR Residential REIT Inc	89,951	2,094,059
Blackstone M ortgage Trust Inc, Class A	78,999	2,482,149
CareTrust REIT Inc	87,414	1,171,348
Cherry Hill M ortgage Investment Corp	29,279	513,554
CorEnergy Infrastructure Trust Inc	9,303	349,235
EastGroup Properties Inc	27,831	2,300,510
Invesco M ortgage Capital Inc	143,054	2,343,224
PotlatchDeltic Corp	36,925	1,921,946
Redwood Trust Inc	83,557	1,292,627
Ryman Hospitality Properties Inc	29,122	2,255,499
Terreno Realty Corp	67,725	2,337,190
Universal Health Realty Income Trust	9,181	551,778
		$24,522,503

Retail - 6.51%
Bassett Furniture Industries Inc	1,380	41,883
Big 5 Sporting Goods Corp	27,076	196,301
Big Lots Inc	45,380	1,975,392
Bloomin' Brands Inc	61,944	1,504,000
Cheesecake Factory Inc/The	57,684	2,781,523
Chico's FAS Inc	82,159	742,717
Children's Place Inc/The	16,964	2,294,381
Conn's Inc (a)	7,771	264,214
Dave & Buster's Entertainment Inc (a)	33,242	1,387,521
FirstCash Inc	38,477	3,126,256
Five Below Inc (a)	34,112	2,501,774
Francesca's Holdings Corp (a)	29,168	140,006
GM S Inc (a)	31,295	956,375
Group 1 Automotive Inc	8,304	542,583
Haverty Furniture Cos Inc	2,237	45,076
Ollie's Bargain Outlet Holdings Inc (a)	24,605	1,483,682
PetM ed Express Inc	30,198	1,260,767
Pier 1 Imports Inc	39,537	127,309
Ruth's Hospitality Group Inc	8,407	205,551
Tailored Brands Inc	27,632	692,458
Wingstop Inc	17,235	814,009
		$23,083,778

S avings & Loans - 0.91%
M eridian Bancorp Inc	22,687	457,143
Northfield Bancorp Inc	12,818	200,089
Washington Federal Inc	52,130	1,803,698
Waterstone Financial Inc	10,570	182,861
WSFS Financial Corp	11,935	571,687
		$3,215,478

S emiconductors - 2.53%
Axcelis Technologies Inc (a)	14,459	355,691
AXT Inc (a)	18,381	133,262
Brooks Automation Inc	28,205	763,792
Cabot M icroelectronics Corp	13,223	1,416,316
CEVA Inc (a)	10,700	387,340
Cohu Inc	10,064	229,560
FormFactor Inc (a)	33,565	458,162
Nanometrics Inc (a)	12,187	327,830
Power Integrations Inc	15,073	1,030,240
Rudolph Technologies Inc (a)	13,283	367,939
Semtech Corp (a)	36,087	1,409,197
Silicon Laboratories Inc (a)	15,851	1,425,005

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2018 (unaudited)

COMMON S TOCKS (continued)	Shares Held	Value

S emiconductors (continued)
Ultra Clean Holdings Inc (a)	34,855	$670,959
		$8,975,293

S oftware - 2.92%
2U Inc (a)	24,937	2,095,456
CommerceHub Inc, Series C (a)	18,727	421,170
CSG Systems International Inc	17,733	803,128
Ebix Inc	10,060	749,470
HubSpot Inc (a)	16,519	1,789,008
Omnicell Inc (a)	10,393	451,056
Progress Software Corp	42,776	1,644,737
RealPage Inc (a)	40,755	2,098,883
Simulations Plus Inc	3,724	54,929
Upland Software Inc (a)	9,017	259,599
		$10,367,436

Telecommunications - 1.67%
ADTRAN Inc	22,486	349,657
Comtech Telecommunications Corp	7,225	215,955
Extreme Networks Inc (a)	72,067	797,782
GTT Communications Inc (a)	24,996	1,417,273
Iridium Communications Inc (a)	54,649	614,801
Plantronics Inc	10,877	656,645
Telephone & Data Systems Inc	66,504	1,864,107
		$5,916,220

Transportation - 0.30%
CryoPort Inc (a)	6,111	52,555
Forward Air Corp	14,284	755,052
M arten Transport Ltd	10,902	248,565
		$1,056,172

Trucking & Leasing - 0.93%
GATX Corp	25,892	1,773,343
Greenbrier Cos Inc/The	30,414	1,528,304
		$3,301,647

TOTAL COM MON STOCKS		$352,990,292
Total Investments		$352,990,292
Other Assets and Liabilities - 0.43%		$1,533,741
TOTAL NET AS S ETS - 100%		$354,524,033

(a) Non-income producing security

Portfolio S ummary (unaudited)
Sector	Percent
Consumer, Non-cyclical	22.39%
Financial	22.19%
Consumer, Cyclical	15.46%
Industrial	14.55%
Technology	8.12%
Communications	7.27%
Energy	4.09%
Basic M aterials	3.52%
Utilities	1.98%
Other Assets and Liabilities	0.43%
TOTAL NET AS S ETS	100.00%

See accompanying notes.

Notes to Financial Statements

Principal Exchange-Traded Funds

March 31, 2018 (unaudited)

1. Security Valuation

Principal Active Global Dividend Income ETF, Principal Contrarian Value Index ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index, Principal U.S. Mega-Cap Multi-Factor Index, and Principal U.S. Small Cap Multi-Factor Index ETF (the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the -counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC ("the Advisor") under procedures established and periodically reviewed by the Trust's Board of Trustees.

The value of foreign securities used in computing the net asset value ("NAV") per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' NAV are reflected in the Funds' NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust's Board of Trustees. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in American Depository Receipts ("ADRs"), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example weekends and other customary national U.S. holidays, the Funds' NAV could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are

Notes to Financial Statements

Principal Exchange-Traded Funds

March 31, 2018 (unaudited) (continued)

inputs that reflect the Funds' own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 - Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Notes to Financial Statements

Principal Exchange-Traded Funds

March 31, 2018 (unaudited) (continued)

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund's Board of Trustees. The Advisor has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of the Funds' assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

The following is a summary of the inputs used for the year (period) ended March 31, 2018 in valuing the Funds' securities carried at value:

				Level 2 - Other		Level 3 -
		Level 1 -		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Active Global Dividend Income ETF
Common Stocks*		$700,338,011	$	— $		— $	700,338,011
Total investments in securities		$700,338,011	$	— $		— $	700,338,011

Principal Contrarian Value Index ETF
Common Stocks*		$5,142,613	$	— $		— $	5,142,613
Total investments in securities		$5,142,613	$	— $		— $	5,142,613

Principal EDGE Active Income ETF
Common Stocks*		$61,136,354	$	— $		— $	61,136,354
Preferred Stocks*		$14,287,620	$	— $		— $	14,287,620
Bonds*	$	— $		191,880,596	$	— $	191,880,596
U.S. Government & Government
Agency Obligations*	$	— $		14,362,122	$	— $	14,362,122
Total investments in securities		$75,423,974		$206,242,718	$	— $	281,666,692
Principal Healthcare Innovators Index ETF
Common Stocks*		$53,354,514	$	— $		— $	53,354,514
Total investments in securities		$53,354,514	$	— $		— $	53,354,514

Notes to Financial Statements

Principal Exchange-Traded Funds

March 31, 2018 (unaudited) (continued)

Principal International Multi-Factor Index ETF
Common Stocks*		$14,798,321	$	— $		— $	14,798,321
Total investments in securities		$14,798,321	$	— $		— $	14,798,321
Principal Millennials Index ETF
Common Stocks*		$17,593,548	$	— $		— $	17,593,548
Total investments in securities		$17,593,548	$	— $		— $	17,593,548
Principal Price Setters Index ETF
Common Stocks*		$17,862,047	$	— $		— $	17,862,047
Total investments in securities		$17,862,047	$	— $		— $	17,862,047
Principal Shareholder Yield Index ETF
Common Stocks*		$14,356,686	$	— $		— $	14,356,686
Total investments in securities		$14,356,686	$	— $		— $	14,356,686
Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		42,400,529	$	— $	42,400,529
Total investments in securities	$	— $		42,400,529	$	— $	42,400,529
Principal Sustainable Momentum Index ETF
Bonds*		$5,399,521	$	— $		— $	5,399,521
Total investments in securities		$5,399,521	$	— $		— $	5,399,521
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,637,100,257		$	— $		— $	1,637,100,257
Total investments in securities	$1,637,100,257		$	— $		— $	1,637,100,257
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*		$352,990,292	$	— $		— $	352,990,292
Total investments in securities		$352,990,292	$	— $		— $	352,990,292

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Funds' Schedules of Investments for the year (period) ended March 31, 2018 has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Exchange-Traded Funds

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/21/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/21/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 05/21/2018